As Filed With The Securities And Exchange Commission On January 28, 1997

                                                       Registration No. 33-44901

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      (X)

Pre-Effective Amendment No.___                                               ( )


Post-Effective Amendment No. 8                                               (X)
                            ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              (X)


Amendment No. 10                                                             (X)
             ---

                            ASTRA INSTITUTIONAL TRUST
                     (formerly Pilgrim Institutional Trust)
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  750 B Street, Suite 2350, San Diego, CA 92101
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 219-1080
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)

                               Palomba Weingarten
                           Atlas Holdings Group, Inc.
                             9595 Wilshire Boulevard
                                   Suite 1001
                         Beverly Hills, California 90212
--------------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                   Copies to:
                            James F. Jorden, Esquire
                            Michael Berenson, Esquire
                     Jorden Burt Berenson & Johnson LLP
                       1025 Thomas Jefferson Street, N.W.
                                 Suite 400 East
                             Washington, D.C. 20007


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

 X  immediately upon filing pursuant to paragraph (b) of Rule 485
---
___ on (date)pursuant to paragraph (b)(1)(v) of Rule 485
___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
___ on (date) pursuant to paragraph (a)(1) of Rule 485
___ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
___ on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has elected to maintain an indefinite registration of its shares of beneficial interest (without par value) of each of its currently existing series under Rule 24f-2. Pursuant to paragraph (b)(2) of Rule 24f-2, Registrant filed for its fiscal year ended September 30, 1996 on November 22, 1996.

                            ASTRA INSTITUTIONAL TRUST

                       CONTENTS OF REGISTRATION STATEMENT

   This Registration Statement consists of the following papers and documents pertaining to Astra All-Americas Government Income Trust:

   o     Cover Sheet

   o     Contents of Registration Statement

   o     Cross Reference Sheet

   o     Part A -- Astra All-Americas Government Income Trust Prospectus

   o     Part B -- Statement of Additional Information

   o     Part C -- Other information

   o     Signature Pages

   o     Exhibits

                            ASTRA INSTITUTIONAL TRUST

                       REGISTRATION STATEMENT ON FORM N-1A

                              CROSS REFERENCE SHEET

  N-1A                                               Location in
Item No.                                       Registration Statement
--------                                       ----------------------

                   Part A: Information Required In Prospectus
                   ------------------------------------------

 1.   Cover Page                            Cover Page

 2.   Synopsis                              Key Features

 3.   Condensed Financial Information       Financial Highlights

 4.   General Description                   The Trust's Investment
      of Registrant                         Objective; The Astra
                                            Organization; General Information

 5.   Management of the Fund                The Astra Organization;
                                            Management Fees; Administrative
                                            Fees; Distribution Plans

 6.   Capital Stock and Other               General Information
      Securities

 7.   Purchase of Securities                How to Buy Shares of the Trust;
      Being Offered                         Shareholder Services and Privileges

 8.   Redemption or Repurchase              How to Redeem Shares of the Trust

 9.   Pending Legal Proceedings             Not Applicable

                         Part B: Information Required In
                       Statement of Additional Information
                       -----------------------------------

10.   Cover Page                             Cover Page

11.   Table of Contents                      Table of Contents

12.   General Information and History        General Information and History

13.   Investment Objectives and Policies     Investment Objective and Policies;
                                             Investment Restrictions

14.   Management of the Registrant           Trustees and Officers; Management
                                             of the Trust


15.   Control Persons and Principal          Trustees and Officers; Management
      Holders of Securities                  of the Trust; General Information


16.   Investment Advisory and                Management of the Trust; General
      Other Services                         Information

17.   Brokerage Allocation                   Execution of Portfolio Transactions

18.   Capital Stock and Other                General Information
      Securities


19.   Purchase, Redemption and               Additional Purchase and Redemption
      Pricing of Securities                  Information; Price of the Shares is
      Being Offered                          Determined Daily; Shareholder
                                             Services and Privileges


20.   Tax Status                             Federal Tax Treatment of
                                             Dividends and Distributions

21.   Underwriters                           General Information

22.   Calculation of Performance Data        Investment Return Information

23.   Financial Statements                   Financial Statements

                            Part C: Other Information
                            -------------------------

24.   Financial Statements and Exhibits       Financial Statements and Exhibits

25.   Persons Controlled by or Under          Persons Controlled by or Under
      Common Control                          Common Control

26.   Number of Holders of Securities         Number of Holders of Securities

27.   Indemnification                         Indemnification

28.   Business and Other Connections          Business and Other Connections of
      of Investment Adviser                   Investment Adviser

29.   Principal Underwriters                  Principal Underwriters

30.   Location of Accounts and Records        Location of Accounts and Records

31.   Management Services                     Management Services

32.   Undertakings                            Undertakings

33.   Signatures                              Signatures

                                                                      Prospectus

ASTRA (LOGO)

                   ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST

     750 B STREET, SUITE 2350, SAN DIEGO, CALIFORNIA 92101 o 1-800-219-1080

--------------------------------------------------------------------------------
                    o HOW THE TRUST WORKS PAGE       8
                    o SHAREHOLDER'S GUIDE PAGE      24
--------------------------------------------------------------------------------

Astra All-Americas Government Income Trust (the "Trust") is a non-diversified series of Astra Institutional Trust ("AIT"), an open-end management investment company (mutual fund). The Trust seeks the highest level of current income, consistent with what the Trust's portfolio manager, Astra Management Corporation ("AMC" or the "Manager"), considers to be reasonable investment risk, available through investment in a portfolio of (i) debt securities issued or guaranteed by the governments of the United States and other North and South American countries ("Western Hemisphere Government Securities"), and (ii) investment grade debt instruments (including interests in foreign bank loans) issued by corporations in those countries. These securities and debt instruments are denominated in the U.S. Dollar and the currencies of other North and South American countries. The Trust may utilize certain currency-related investment techniques.

Not less than 65% of the Trust's portfolio will consist of Western Hemisphere Government Securities.

The Trust may invest its assets in Western Hemisphere Government Securities and investment grade corporate debt instruments of issuers located in the United States, Canada and Latin America. The Trust considers Latin America to include, but not be limited to, the following countries: Argentina, Bolivia, Brazil, Chile, Colombia, Costa Rica, Dominican Republic, Ecuador, Guatemala, Honduras, Mexico, Nicaragua, Panama, Paraguay, Peru, Uruguay and Venezuela. The Trust may not invest more than 25% of its assets in the government securities of Canada or any single Latin American country and may not invest more than 25% of its assets in any single issuer of corporate debt securities.

The Manager believes that by investing in government and corporate debt securities of U.S. and other North and South American issuers, investors will achieve benefits from the increasingly integrated economic relationships and reduced barriers to free trade among these countries. The Manager believes that these developments create attractive opportunities in a carefully selected portfolio of government and corporate debt securities.

The Trust may borrow for investment in accordance with the Trust's investment objective and policies an amount up to one-third of the Trust's total assets less liabilities (other than the amount borrowed) from a bank unaffiliated with the Trust or the Manager. Investors should note the special risks associated with the use of borrowed funds to purchase investment securities. See "How the Trust Works -- The Trust's Investment Objective."

The Trust offers three classes of shares which may be purchased at a price equal to the next determined net asset value per share plus a sales charge which, at the election of the purchaser, may be imposed (i) at the time of purchase (the "Class A shares"), or (ii) on a deferred basis (the "Class B and Class C shares"). For additional information regarding the terms upon which shares are offered and applicable sales and redemption charges, see "Shareholder's Guide -- How to Buy Shares of the Trust."

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.


This Prospectus must be delivered to the investor prior to consummation of sale. This Prospectus sets forth concisely information about the Trust that prospective investors should know before investing. It should be retained for future reference. A Statement of Additional Information relating to the Trust, dated January 28, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement is available without charge upon request to the Trust at the address and telephone number above.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  THE DATE OF THIS PROSPECTUS IS JANUARY 28, 1997

     TABLE OF CONTENTS
------------
                                                                            Page
                                                                            ----
Key Features                                                                   2
--------------------------------------------------------------------------------
The Trust's Investment Objective                                               8
--------------------------------------------------------------------------------
Distributions and Taxes                                                       20
--------------------------------------------------------------------------------
How to Buy Shares of the Trust                                                24
--------------------------------------------------------------------------------
How to Redeem Shares of the Trust                                             28
--------------------------------------------------------------------------------
Shareholder Services and Privileges                                           31
--------------------------------------------------------------------------------
Expedited Redemption and Telephone Exchange Information                       33
--------------------------------------------------------------------------------
How the Trust Values Its Shares                                               33
--------------------------------------------------------------------------------
The Astra Group                                                               35
--------------------------------------------------------------------------------
Portfolio Manager                                                             35
--------------------------------------------------------------------------------
Management Fees                                                               36
--------------------------------------------------------------------------------
Administrative Fees                                                           37
--------------------------------------------------------------------------------
Distribution Plans                                                            37
--------------------------------------------------------------------------------
General Information                                                           40
--------------------------------------------------------------------------------
New Account Application                                                       43
--------------------------------------------------------------------------------
Additional Account Privileges                                                 47
--------------------------------------------------------------------------------

     KEY FEATURES
------------

     WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?
     ---------------------------------------------------------------------------

The investment objective of the Trust is to seek the highest level of current income, consistent with what the Trust's Manager considers to be reasonable investment risk, available through investment in a portfolio of (i) debt securities issued or guaranteed by the governments of the United States and other North and South American countries and (ii) investment grade debt instruments (including interests in foreign bank loans) issued by corporations in those countries. See "The Trust's Investment Objective."

     HOW DO I BUY AND SELL (REDEEM) MY SHARES OF THE TRUST?
     ---------------------------------------------------------------------------

Shares of Class A are available through selected broker-dealers and other financial services firms at their net asset value per share plus a varying sales charge, depending on the amount purchased. Class B and Class C shares are available through such financial services firms at their net asset value per share. The minimum initial investment for Class A, Class B and Class C shares is $5,000 ($2,000 for IRAs). Shares of Class A are redeemable at their net asset value per share on any business day. Shares of Class B and Class C are redeemable at their net asset value per share on any business day, reduced by the amount of any applicable contingent deferred sales charge. Payments to you can be made through brokers, directly to you, or to your designated bank. In addition, the Trust provides certain shareholder services and privileges which may be suited to your particular investment needs. See "Shareholder's Guide."


----
   2

     WHEN DO I RECEIVE INCOME?
     ---------------------------------------------------------------------------

You may elect to receive monthly dividends from net investment income in cash or you may have dividends reinvested in additional shares at net asset value. See "Choosing a Distribution Option."


     WHO IS ASTRA GROUP?
     ---------------------------------------------------------------------------

Astra Management Corporation ("AMC" or the "Manager"), the Trust's Manager, and Astra Fund Distributors Corp., (the "Distributor"), the Trust's principal underwriter, are part of Atlas Holdings Group, Inc. ("Atlas Group"), a financial services holding company that provides financial services to mutual funds. Atlas Group has total combined assets under management of approximately $110 million. AMC and the Distributor are part of the umbrella name "Astra Group."


     FEE TABLE
     ---------------------------------------------------------------------------

The following fee table is provided to assist investors in understanding the various costs and expenses which may be borne directly or indirectly by an investment in the Trust. Annual Trust Operating Expense percentages shown below are based on actual amounts incurred by the Trust for the fiscal year ended September 30, 1996.


Shareholder Transaction Expenses
--------------------------------
                                                    Class A   Class B   Class C
                                                    Shares    Shares    Shares
                                                    -------   -------   -------
  Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price) ............   3.5%      None     None
  Maximum Sales Charge Imposed on Reinvested
   Dividends (as a percentage of offering price) ..   None      None     None
  Deferred Sales Charge
   1st year .......................................   None      4%        1.5%
   2nd year .......................................   None      3%       None
   3rd year .......................................   None      2%       None
   4th year .......................................   None      1%       None
   5th year and thereafter ........................   None      0%       None
  Redemption Fees .................................   None      None     None


----
   3


Annual Trust Operating Expenses
-------------------------------
(as a percentage of average net assets)

                                                         Class A      Class B      Class C
                                                         Shares       Shares       Shares
                                                         -------      -------      -------

Management Fees (see "Management Fees") ............       .65%         .65%         .65%
Administration Fees (see "Administration Fees") ....       .10%         .10%         .10%
12b-1 Fees(a) ......................................       .25%        1.00%        1.00%
Other Expenses(b) ..................................      1.87%        1.87%        1.87%
                                                          -----        -----        -----
Total Trust Operating Expenses .....................      2.87%        3.62%        3.62%
                                                          =====        =====        =====


(a) As a result of 12b-1 fees, a long-term shareholder in the Trust may pay more than the economic equivalent of the maximum sales charges permitted by the Rules of the National Association of Securities Dealers, Inc. The Distribution Plans for Class B and C provide for, among other things, a .25% service fee, as well as the payment of interest at a specified rate on the balance of unreimbursed distribution expenses. See "Distribution Plans" at page 37.

(b) The Manager voluntarily waived certain of the Trust's aggregate expenses during the year ended September 30, 1996. As a result total Trust operating expenses were 2.50% for Class A, 3.46% for Class B and 3.46% for Class C.


EXAMPLE

Assuming a hypothetical investment of $1,000, a 5% annual return and redemption at the end of each time period, an investor in the Trust would have paid transaction and operating expenses at the end of each year as follows:


                                   1 Year     3 Years     5 Years   10 Years
                                   ------     -------     -------   --------
    Class A Shares .............    $63        $121        $181       $343
    Class B Shares .............    $76        $131        $187       $388
    Class C Shares .............    $51        $111        $187       $388


You would pay the following expenses on the same investment assuming no redemption:


                                   1 Year     3 Years     5 Years   10 Years
                                   ------     -------     -------   --------
    Class B Shares .............    $36        $111        $187       $388
    Class C Shares .............    $36        $111        $187       $388

The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses an investor in the Trust will bear. Effective January 1, 1997, the Manager is no longer waiving certain Trust expenses. Accordingly, the above table has been restated to reflect this change.


This Example should not be considered as representative of future expenses and actual expenses may be greater or less than those shown. The foregoing table has not been audited by Tait, Weller & Baker, the Trust's independent certified public accountants.


----
    4

     FINANCIAL HIGHLIGHTS
     ---------------------------------------------------------------------------

The financial highlights have been audited by Tait, Weller & Baker, independent certified public accountants, whose report thereon appears in the Trust's Annual Report to Shareholders for the fiscal year ended September 30, 1996 and is incorporated by reference in this Prospectus. Copies of the Trust's Annual Report to Shareholders and Semi-Annual Report to Shareholders may be obtained without charge by contacting the Trust's Shareholder Servicing Agent at (800) 441-7267.


     FINANCIAL HIGHLIGHTS
     CLASS A SHARES
     ---------------------------------------------------------------------------

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                               February 28, 1994*
                                                                         Year Ended       Year Ended                to
                                                                     September 30, 1996  September 30, 1995    September 30, 1994
                                                                     ------------------  ------------------    ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .................................     $5.99                $6.91                $7.35
                                                                           -----                -----                -----
Income (loss) from investment operations--
 Net investment income ...............................................      0.50(a)              0.51                 0.14
 Net realized and unrealized loss on investments and foreign
  currency transactions ..............................................      0.74(a)             (0.92)               (0.32)
                                                                           -----                -----                -----
   Total from investment operations ..................................      1.24                (0.41)               (0.18)
                                                                           -----                -----                -----
Less distributions--
 Distributions from net investment income ............................     (0.44)                  --                (0.14)
 Distributions from paid-in capital ..................................     (0.06)               (0.51)               (0.12)
                                                                           -----                -----                -----
   Total distributions ...............................................     (0.50)               (0.51)               (0.26)
                                                                           -----                -----                -----
Net asset value, end of period .......................................     $6.73                $5.99                $6.91
                                                                           =====                =====                =====
TOTAL RETURN (excludes sales charges).................................     21.95%               (5.68)%              (2.32)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ............................................  $216,386             $215,633             $364,402
Ratios to average net assets
 Expenses (excluding interest expense)--
  Before expense waiver ..............................................      2.87%               2.97%                2.86%(b)
  After expense waiver ...............................................      2.50%               2.50%                1.41%(b)
 Net investment income (excluding interest expense)--
  Before expense waiver ..............................................      7.91%                9.07%                9.42%(b)
  After expense waiver ...............................................      8.28%                9.54%               10.87%(b)
Interest expense .....................................................        --                 0.87%                1.83%(b)
Portfolio turnover rate ..............................................       235%                 204%                 407%
Average daily borrowing outstanding during period ....................        --             $ 40,036             $ 87,049
Average daily shares outstanding during period .......................        --               48,764               35,151
Average daily borrowings outstanding per share during period .........        --                $0.82                $2.48

----------
  * Date of initial public offering

(a) Based upon average shares outstanding throughout the period.

(b) Annualized.


Further information about the Trust's performance is contained in the Trust's Annual Report to Shareholders for the fiscal year ended September 30, 1996 which may be obtained by shareholders without charge by contacting the Trust's Shareholder Servicing Agent at (800) 441-7267.



----
   5

     FINANCIAL HIGHLIGHTS
     CLASS B SHARES
     ---------------------------------------------------------------------------

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                November 1, 1993*
                                                                      Year Ended             Year Ended                 to
                                                                  September 30, 1996     September 30, 1995     September 30, 1994
                                                                  ------------------     ------------------     ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ............................        $5.77                 $6.65                  $7.35
                                                                         -----                 -----                  -----
Income (loss) from investment operations--
 Net investment income ..........................................         0.44(a)               0.50                   0.28
 Net realized and unrealized loss on investments and foreign
  currency transactions .........................................         0.69(a)              (0.88)                 (0.46)
                                                                         -----                 -----                  -----
   Total from investment operations .............................         1.13                 (0.38)                 (0.18)
                                                                         -----                 -----                  -----
Less distributions--
 Distributions from net investment income .......................        (0.36)                  --                   (0.28)
 Distributions from paid-in capital .............................        (0.09)                (0.50)                 (0.24)
                                                                         -----                 -----                  -----
   Total distributions ..........................................        (0.45)                (0.50)                 (0.52)
                                                                         -----                 -----                  -----
Net asset value, end of period ..................................        $6.45                 $5.77                  $6.65
                                                                         =====                 =====                  =====
TOTAL RETURN (excludes sales charges)............................        20.63%                (5.55)%                (2.48)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period .......................................  $11,303,444           $15,194,572            $17,001,490
Ratios to average net assets
 Expenses (excluding interest expense)--
  Before expense waiver .........................................         3.62%                 3.11%                  3.61%(b)
  After expense waiver ..........................................         3.46%                 2.62%                  1.75%(b)
 Net investment income (excluding interest expense)--
  Before expense waiver .........................................         7.17%                 8.84%                  8.14%(b)
  After expense waiver ..........................................         7.33%                 9.33%                 10.00%(b)
Interest expense ................................................           --                  0.78%                  1.69%(b)
Portfolio turnover rate .........................................          235%                  204%                   407%
Average daily borrowing outstanding during period ...............           --           $ 2,111,536            $ 4,404,462
Average daily shares outstanding during period ..................           --             3,008,143              1,848,041
Average daily borrowings outstanding per share during period ....           --                 $0.70                  $2.38

----------
  * Date of initial public offering

(a) Based upon average shares outstanding throughout the period.

(b) Annualized.


Further information about the Trust's performance is contained in the Trust's Annual Report to Shareholders for the fiscal year ended September 30, 1996 which may be obtained by shareholders without charge by contacting the Trust's Shareholder Servicing Agent at (800) 441-7267.



----
   6


     FINANCIAL HIGHLIGHTS
     CLASS C SHARES
     ---------------------------------------------------------------------------

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                  November 1, 1993*
                                                                           Year Ended           Year Ended               to
                                                                       September 30, 1996   September 30, 1995    September 30, 1994
                                                                       ------------------   ------------------    ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ....................................       $5.75              $6.65                $7.35
                                                                                -----              -----                -----
Income (loss) from investment operations--
 Net investment income ..................................................        0.46(a)            0.49                 0.28
 Net realized and unrealized loss on investments and foreign
  currency transactions .................................................        0.65(a)           (0.89)               (0.46)
                                                                                -----              -----                -----
   Total from investment operations .....................................        1.11              (0.40)               (0.18)
                                                                                -----              -----                -----
Less distributions--
 Distributions from net investment income ...............................       (0.34)                --                (0.28)
 Distributions from paid-in capital .....................................       (0.11)             (0.50)               (0.24)
                                                                                -----              -----                -----
   Total distributions ..................................................       (0.45)             (0.50)               (0.52)
                                                                                -----              -----                -----
Net asset value, end of period ..........................................       $6.41              $5.75                $6.65
                                                                                =====              =====                =====
TOTAL RETURN (excludes sales charges)....................................       20.34%             (5.86)%              (2.48)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ...............................................    $497,125         $3,170,633           $4,987,379
Ratios to average net assets
 Expenses (excluding interest expense)--
  Before expense waiver .................................................        3.62%              3.10%                3.61%(b)
  After expense waiver ..................................................        3.46%              2.62%                1.82%(b)
 Net investment income (excluding interest expense)--
  Before expense waiver .................................................        7.17%              8.91%                8.32%(b)
  After expense waiver ..................................................        7.33%              9.40%               10.11%(b)
Interest expense ........................................................          --               0.83%                1.74%(b)
Portfolio turnover rate .................................................         235%               204%                 407%
Average daily borrowing outstanding during period .......................          --         $  481,332           $1,319,294
Average daily shares outstanding during period ..........................          --            637,550              545,628
Average daily borrowings outstanding per share during period ............          --              $0.75                $2.42

----------
  * Date of initial public offering

(a) Based upon average shares outstanding throughout the period.

(b) Annualized.


Further information about the Trust's performance is contained in the Trust's Annual Report to Shareholders for the fiscal year ended September 30, 1996 which may be obtained by shareholders without charge by contacting the Trust's Shareholder Servicing Agent at (800) 441-7267.



----
   7

                               HOW THE TRUST WORKS

     THE TRUST'S INVESTMENT OBJECTIVE
------------

The investment objective of the Trust is to seek the highest level of current income, consistent with what the Trust's Manager considers to be reasonable investment risk available from a portfolio of: (i) debt securities issued or guaranteed by the governments of the United States and other North and South American countries ("Western Hemisphere Government Securities"); and (ii) investment grade debt instruments (including interests in foreign bank loans) issued by corporations in those countries. The Trust's investment objective is fundamental and may not be changed without shareholder approval. There can, of course, be no assurance that the Trust's investment objective will be achieved. Except where otherwise indicated, all investment practices and limitations of the Trust are non-fundamental policies which may be changed by the Board of Trustees without shareholder approval.

The Trust pursues its investment objective by investing in securities denominated in the U.S. Dollar and in the currencies of other North and South American countries. The Trust also may invest in interests in foreign bank loans, corporate bonds and other debt instruments. The Trust may utilize certain currency-related investment techniques.

Not less than 65% of the Trust's portfolio will consist of Western Hemisphere Government Securities.

The Trust may invest its assets in Western Hemisphere Government Securities and investment grade corporate debt securities of issuers located in the United States, Canada and Latin America. The Trust considers Latin America to include, but not be limited to, the following countries: Argentina, Bolivia, Brazil, Chile, Colombia, Costa Rica, Dominican Republic, Ecuador, Guatemala, Honduras, Mexico, Nicaragua, Panama, Paraguay, Peru, Uruguay and Venezuela. The Trust may not invest more than 25% of its assets in the government securities of Canada or any single Latin American country and may not invest more than 25% of its assets in any single issuer of corporate debt securities.

The Manager believes that by investing in government and corporate debt securities of U.S. and other North and South American issuers, investors will achieve benefits from the increasingly integrated economic relationships and reduced barriers to free trade among these countries. The Manager believes that these developments create attractive opportunities in a carefully selected portfolio of government and corporate debt securities.


The Trust may invest its assets in corporate debt securities of issuers in North and South American countries considered investment grade or higher (i.e., securities rated at least BBB- by Standard & Poor's Ratings Group ("S&P"), at least Baa3 by Moody's Investors Service, Inc. ("Moody's"), or similar investment grade ratings by any major rating agency) or, if not so rated, of equivalent investment quality as determined by the Manager. See "Additional Investment Considerations--Securities Ratings," below. For a description of ratings by S&P and Moody's see Appendix A to the Statement of Additional Information.


Other than corporate debt securities, the Trust has established no rating criteria for the debt securities in which it may invest, and such securities may not be rated. The sovereign debt instruments in which the Trust may invest involve certain risks (such as currency fluctuations and restrictions on repatriation) and may be deemed to be the equivalent in terms of quality to securities rated in the medium and lower rating categories of nationally recognized statistical rating organizations and unrated securities of comparable quality. Medium and lower rated securities are predominately speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than


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


securities in higher rating categories. The Trust may have difficulty disposing of certain sovereign debt obligations because there may be limited liquidity for such securities.

The Manager will actively manage the Trust's assets in relation to market conditions and general economic conditions in the United States and other North and South American countries, and will adjust the Trust's investments based on its perception of which securities will best enable the Trust to achieve its investment objective of seeking the highest level of current income, consistent with what the Manager considers to be reasonable investment risk. In this regard, subject to the limitations described above, the percentage of assets invested in a particular country or denominated in a particular currency will vary in accordance with the assessment of the Manager of the relative yield and appreciation potential of such securities and the relationship of the country's currency to the U.S. Dollar. In such analysis, the Manager will consider various factors, including its expectations regarding interest rate changes and changes in currency rates among the U.S. Dollar and other currencies, as well as general market, economic and political factors to attempt to take advantage of favorable investment opportunities in each country.

U.S. GOVERNMENT SECURITIES. U.S. Government Securities include obligations backed by the full faith and credit of the United States Treasury, including, Treasury bills, notes, and bonds and mortgage participation certificates guaranteed by GNMA. Other U.S. Government Securities are instruments not backed by the full faith and credit of the U.S. Government, but instead are backed only by the credit of the agency, instrumentality, or Government Sponsored Enterprise ("GSE"), or by the discretionary authority of the U.S. Government to purchase the issuing entity's obligations. Instrumentalities whose obligations are not backed by the full faith and credit of the U.S. Government include, among others, those of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA").

A portion of the Trust's assets may be invested in collateralized mortgage obligations.

LATIN AMERICAN GOVERNMENT SECURITIES. The Trust may invest in a variety of bonds issued by a Latin American government or its agencies, including, but not limited to, direct obligation bonds, Brady Bonds, Par bonds, discount bonds, floating rate instruments, fixed rate bonds, Eurobonds, past due interest bonds, and interest on interest bonds, development bonds, bank indemnity bonds, urban renovation bonds, bank development bonds and industrial development bonds. In addition, the Trust may invest in Latin American Brady Bonds, which are issued by a Latin American government as part of the restructuring of its commercial bank debt and may be collateralized by U.S. Treasury zero-coupon bonds. Mexican Government Securities in which the Trust may invest include: (i) Cetes, which are Peso-denominated securities sold by the Mexican government on a discount basis with maturities under one-year; (ii) Bondes, which are Peso-denominated long-term development bonds issued by the Mexican government with a minimum term of 364 days; (iii) Ajustabonos, which are Peso-denominated adjustable bonds with a minimum three-year term issued by the Mexican government with the face amount adjusted each quarter by the quarterly inflation rate as of the end of the preceding month; and (iv) Tesobonos, which are U.S. Dollar-denominated securities sold at a weekly auction which are paid in Pesos equal to the value of the U.S. Dollar calculated at the prevailing exchange rate. The Trust may invest in such other Latin American Government Securities as may become available from time to time.

CANADIAN GOVERNMENT SECURITIES. Canadian Government Securities include securities issued or guaranteed by the Government of Canada, the Government of a Province of Canada or their agencies and Crown corporations. These securities may be denominated or payable in U.S. dollars or Canadian dollars.


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The Bank of Canada, acting on behalf of the federal government, is responsible for the distribution of Government of Canada Treasury bills and federal bond issues. The Bank of Canada holds weekly auctions of Treasury bills (maturities of one year or less) and offers new issues of federal bonds through investment dealers and banks. An offering of Government of Canada bonds frequently consists of several different issues with various maturity dates, representing different segments of the yield curve and generally having maturities ranging from three to 25 years. The Bank of Canada usually purchases a previously announced amount of each offering of bonds.

All Canadian Provinces have outstanding bond issues and several Provinces also guarantee bond issues of Provincial authorities, agencies and provincial Crown corporations. Spreads in the marketplace are determined by various factors, including the relative supply and the rating assigned by the rating agencies. Most Provinces also issue treasury bills.

Many municipalities and municipal financial authorities in Canada raise funds through the bond market in order to finance capital expenditures. Unlike U.S. municipal securities, which have special tax status, Canadian municipal securities have the same tax status as other Canadian Government Securities and trade similarly to such securities. The Canadian municipal market may be less liquid than the Provincial bond market.

FOREIGN BANK LOANS

The Trust may invest in interests in corporate loans which are collateralized by the assets of a foreign corporation. There is no assurance that such collateral could be readily liquidated. The conversion of such instruments into cash could take several days or longer. While the Manager does not anticipate any material difficulty in meeting liquidity needs, there can be no guarantee that the Trust will be able to liquidate a particular interest it holds within a given period of time.

In a typical corporate loan syndication, a number of lenders, usually commercial banks or other commercial lending institutions ("Co-Lenders"), lend to a corporate borrower ("Corporate Issuer") a specified sum pursuant to the terms and conditions of a loan agreement primarily negotiated by one of the Co-Lenders, i.e., the "Lead Lender." The Lead Lender or Co-Lenders sell interests in corporate loans to third-parties and the interests may in turn be sold to other persons. The Trust may acquire an interest either by acting as a Co-Lender or by purchasing an interest in a Co-Lender's interest in a corporate loan. Co-Lenders and the Trust will not guarantee principal of or interest on the interests in which the Trust invests. The Manager believes that the credit standards imposed by lenders when acting as Lead or Co-Lender are comparable to the standards such lenders use in connection with loans originated by them in which they intend to retain the entire interest.

OTHER INVESTMENT POLICIES

Currency Related Investment Techniques. The Trust may utilize currency related investment techniques to protect against, and potentially benefit from, fluctuations in currency exchange rates. Presently, the principal means by which these objectives may be achieved in Mexico is by investing in the Cobertura market. The "Cobertura" is the Mexican domestic foreign exchange market that allows the investor to cover its currency exposure by locking in a rate of exchange up to one year in advance. However, the Cobertura market does not permit the degree of precision and flexibility in the management of currency exposure available in the United States foreign exchange markets. In addition to the following currency related techniques, the Trust intends to utilize such currency management instruments, including privately negotiated currency-related agreements, as may become available and are economically advantageous.

Futures Contracts and Options on Futures Contracts. The Trust may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices


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


including any index of U.S. Government Securities or foreign government securities ("futures contracts") and may purchase and write put and call options to buy or sell futures contracts ("options on futures contracts"). A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or foreign currencies called for by the contract. A "purchase" of a futures contract means the incurring of a contractual obligation to acquire the securities or foreign currencies called for by the contract. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price set in the contract. No physical delivery of the fixed-income securities underlying the index is made. The Board of Trustees has adopted the requirement that futures contracts and options on futures contracts only be used as a hedge and not for speculation. In addition to this requirement, the Board of Trustees has also adopted two percentage restrictions on the use of futures contracts. The first restriction is that the Trust will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Trust and premiums paid on options on futures contracts would exceed 5% of the market value of the total assets of the Trust. The second restriction is that the aggregate market value of the outstanding futures contracts purchased by the Trust not exceed 50% of the market value of the total assets of the Trust. Neither of these restrictions will be changed by the Board of Trustees without considering the policies and concerns of the various applicable Federal and state regulatory agencies. Additional information on the use, risks and costs of futures contracts and options on futures contracts, is set forth at Appendix B of the Statement of Additional Information.

Options on Foreign Currencies. The Trust may purchase and write put and call options on foreign currencies. The writing of an option on a foreign currency may constitute only a partial hedge and the Trust could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Trust's position, it may forfeit the entire amount of the premium plus related transaction costs. There is no specific percentage limitation on the Trust's investments in options on foreign currencies. Additional information on the use, risks and costs of options on foreign currencies, is set forth at Appendix B of the Statement of Additional Information.


Forward Foreign Currency Exchange Contracts. The Trust may purchase or sell forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Trust from adverse changes in the relationship between the U.S. Dollar and other currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Trust may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). Additionally, for example, when the Trust believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Trust's portfolio securities denominated in such foreign currency, or, when the Trust believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed U.S. Dollar amount ("position hedge"). In this situation the Trust may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Trust believes that the U.S. Dollar amount value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Trust are denominated ("cross-hedge"). The Trust's Custodian will place cash not available for investment or liquid securities in a segregated account of the Trust having a value equal to the aggregate amount of the Trust's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in the segregated account declines, additional cash or liquid securities will be placed in the



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


account on a daily basis so that the value of the account will equal the amount of the Trust's commitments with respect to such contracts. As an alternative to maintaining all or part of the segregated account, the Trust may purchase a call option permitting the Trust to purchase the amount of foreign currency being hedged by a forward sale contract or the Trust may purchase a put option permitting the Trust to sell the amount of foreign currency subject to a forward purchase contract. Unanticipated changes in currency prices may result in poorer overall performance for the Trust than if it had not entered into such contracts.

The Trust may purchase or sell forward foreign currency exchange contracts. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event the Trust's ability to utilize forward contracts may be restricted. Forward contracts will reduce the potential gain from a positive change in the relationship between the U.S. Dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Trust than if it had not entered into such contracts. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. Dollar equivalent value of the proceeds of or rates of return on the Trust's foreign currency denominated portfolio securities and the use of such techniques will subject the Trust to certain risks.

The matching of the increase in value of a forward contract and the decline in the U.S. Dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the Trust may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Trust's ability to use such contracts to hedge its assets.

Options on U.S. and Foreign Government Securities. In an effort to increase current income and to reduce fluctuations in net asset value, the Trust may write covered put and call options on U.S. Government Securities and foreign government securities that are traded on United States and foreign securities exchanges. The Trust may also purchase put and call options. There are no specific limitations on the Trust's writing and purchasing of options.

A put option gives the purchaser of such option, upon payment of a premium, the right to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price. A call option written by the Trust is "covered" if the Trust owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Trust holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference in exercise price is maintained by the Trust in cash and liquid high-grade U.S. Government Securities in a segregated account with its Custodian. A put option written by the Trust is "covered" if the Trust maintains cash not available for investment or liquid high-grade U.S. Government Securities with a value equal to the exercise price in a segregated account with its Custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

The Trust may write call options for cross-hedging purposes. A call option is for cross-hedging purposes if the Trust does not own the underlying security, and is designed to provide a hedge against a decline in value in another security which the Trust owns or has the right to acquire. In such circumstances, the Trust


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


collateralizes its obligation under the option by maintaining in a segregated account with its Custodian cash or liquid high-grade U.S. Government Securities in an amount not less than the market value of the underlying security, marked to market daily. The Trust would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

In purchasing a call option, the Trust would be in a position to realize a gain if, during the option period, the price of the underlying security increased to a price greater than the exercise price plus the premium paid by an amount in excess of the premium paid. It would realize a loss if the price of the underlying security did not increase during the period to the exercise price plus the amount of the premium. In purchasing a put option, the Trust would be in a position to realize a gain if, during the option period, the price of the underlying security declined to a price below the exercise price, plus the premium. If a put or call option purchased by the Trust were permitted to expire without being sold or exercised, it would have no value and the Trust would realize a loss in the amount of the premium paid, plus commission costs.

If a put option written by the Trust were exercised, the Trust would be obligated to purchase the underlying security at the exercise price. If a call option written by the Trust were exercised, the Trust would be obligated to sell the underlying security at the exercise price. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security caused by rising interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold by the option holder to the Trust at a higher price than its current market value. The risk involved in writing a call option is that there could be an appreciation in the market value in the underlying security to a price higher than the exercise price of the call option. If this occurred, the option could be exercised and the underlying security would then be sold by the Trust at a lower price than its current market value. These risks could be reduced by entering into a closing transaction. The Trust retains the premium received from writing a put or call option whether or not the option is exercised.

The Trust may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated transactions. The Trust will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Manager, and the Manager has adopted procedures for monitoring the creditworthiness of such entities. Options purchased or written by the Trust in negotiated transactions are illiquid and it may not be possible for the Trust to effect a closing transaction at a time when the Manager believes it would be advantageous to do so. See Appendix B of the Statement of Additional Information for additional information.

The successful use of the foregoing currency-related management techniques draws upon the Manager's skills with respect to such instruments. There can be no assurance that the Manager will be successful in utilizing these techniques to enhance the value or reduce the volatility of the Trust's investments.

Loans of Trust Securities. The Trust may make loans of its portfolio securities under certain circumstances. With the approval of the Trustees of AIT and subject to various conditions which may be imposed from time to time under various securities regulations, the Trust may lend its portfolio securities to qualified broker/dealers or other investors provided that such loans do not exceed one-third of the value of the Trust's total assets at the time of the most recent loan, the borrower deposits and maintains with the Trust at least 102% cash collateral and the portfolio securities loaned are "marked-to-market" daily. There are risks of delay in recovery and loss of rights and collateral should the borrower fail financially. The lending of securities is a common practice in the securities industry. The Trust will engage in security loan arrangements with the primary objective of increasing its income, but will do so only to the extent consistent with its tax status as a regulated investment company. The Trust will continue to be entitled to all interest earned on any loaned securities.


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Repurchase Agreements. The Trust may enter into "repurchase agreements"
pertaining to U.S. Government Securities with creditworthy institutions as determined by the Manager. There is no percentage restriction on the Trust's ability to enter into repurchase agreements. A repurchase agreement arises when a buyer such as the Trust purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate which is effective for the period the buyer's money is invested in the security and is related to the current market rate rather than the coupon rate on the purchased security. Such agreements permit the Trust to keep all of its assets at work while retaining "overnight" flexibility in pursuit of longer-term investments. The Trust requires continual maintenance by its Custodian for its account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the resale price and may require physical delivery of such collateral in appropriate circumstances. In the event of a vendor's bankruptcy, the Trust might be delayed in, or prevented from, selling the collateral for the Trust's benefit. The Trustees of AIT have established procedures, which are periodically reviewed by the Trustees, pursuant to which the Manager monitors the creditworthiness of the institutions with which the Trust enters into securities repurchase agreement transactions.


Dollar Rolls. The Trust may also enter into reverse dollar repurchase agreements ("dollar rolls") of mortgage-backed securities in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Trust forgoes principal and interest paid on the mortgage-backed securities. The Trust is compensated by the difference between the current sales price and the lower forward price for the future purchase as well as the interest earned on the cash proceeds of the initial sale. Cash or liquid securities equal to the value of the outstanding repurchase commitments are segregated from general investible funds and will be marked to the market daily. The risk associated with dollar roll transactions is that the securities may not be delivered and the Trust may incur a loss or will have lost the opportunity to otherwise invest the amount set aside for such transaction in the segregated asset account.


Illiquid Securities. The Trust will not invest in illiquid securities if immediately after such investment more than 15% of the Trust's net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others: (a) direct placements or other securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers); (b) options or futures purchased by the Trust over-the-counter; and (c) repurchase agreements not terminable within seven days. Securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended, that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Manager will monitor the liquidity of such securities under the supervision of the Trustees of AIT.


Trust Turnover. The Trust may engage in active short-term trading to benefit from yield disparities among different issues of securities, to seek short-term profits during periods of fluctuating interest rates or for other reasons. Such trading will increase the Trust's rate of turnover and the incidence of short-term capital gain taxable as ordinary income. The rate of portfolio turnover for the fiscal years ended September 30, 1995 and 1996 was 204% and 235%, respectively. Annual Turnover is defined as the lesser of total purchases or total sales divided by average portfolio value. A high rate of portfolio turnover involves correspondingly greater expenses than a lower rate, which expenses are borne by the Trust and its shareholders.


Portfolio Maturity. The Manager presently anticipates, as a general matter, that less than 25% of the Trust's portfolio will be invested in short-term average maturities and the remainder of the Trust's portfolio will be


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invested in intermediate term maturities. The Manager may, however, select securities with different maturities and make different allocations among securities based upon various investment considerations.

Temporary Defensive Positions. From time to time, the Manager may determine that market or economic conditions are not advantageous to the Trust, and may establish a defensive position to preserve capital by temporarily investing all or part of its assets in short-term money market instruments, cash or cash equivalents (including receivables on securities transactions) in U.S. dollars or foreign currencies.

SPECIAL BORROWING CONSIDERATIONS

Borrowing. The Trust may, from time to time, incur indebtedness for the purpose of acquiring additional portfolio investments (known as "leverage") when it believes that the interest payments and other costs with respect to such indebtedness will be exceeded by the anticipated total return (a combination of income and appreciation) on such investments. Leverage creates an opportunity to produce additional value to the Trust, but may also result in higher volatility in the net asset value of the Trust's shares. Unless the income and appreciation, if any, on assets acquired with borrowed funds or offering proceeds exceed the cost of borrowing or issuing debt, the use of leverage will diminish the investment performance of the Trust compared with what it would have been without leverage. In an extreme case, if the Trust's current investment income were not sufficient to meet the interest expense on borrowings, it could be necessary for the Trust to liquidate certain of its investments, thereby reducing the net asset value of the Trust's shares. The amount of any such indebtedness, borrowing or issuance will depend upon market or economic conditions existing at that time.

The Trust will be required to maintain specified asset coverage of at least 300% with respect to any indebtedness as prescribed by the Investment Company Act of 1940. If at any time asset coverage falls below 300%, the Trust must, within three days (not including Sundays and holidays), reduce the amount of its borrowings until it has 300% coverage. The Trust may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount.

The Trust may also borrow for temporary purposes, and not subject to the 300% asset coverage limit described above, an amount not exceeding 5% of the total assets of the Trust by issuing a note or other evidence of indebtedness. Such a borrowing must be privately arranged and not be intended to be publicly distributed. Such a borrowing will be presumed to be for temporary purposes if repaid within 60 days.

While, as stated above, the Trust will borrow money for the purpose of acquiring additional portfolio investments only when it believes that such borrowing will produce additional value to the Trust, the interest cost on the capital raised through leverage may exceed the total return realized on the assets purchased. The Trust may also be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. Any such requirements would increase the cost of borrowing over the stated interest rate.

Leverage is a speculative technique in that it will increase the Trust's exposure to capital risk. There is no assurance that a leveraging strategy will be successful during any period in which it is employed. The Trust may also borrow to repurchase its shares, to meet redemption requests or to purchase portfolio investments with the intent of repaying such indebtedness from the proceeds of expected sales of shares. See "Management Fees."

Terms of Borrowings. The Trust may maintain borrowings from banks unaffiliated with the Trust or the Manager in an amount representing up to one-third of the Trust's total assets less liabilities (other than the


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amount borrowed). The terms upon which the Trust incurs indebtedness may provide for a fixed or variable rate of interest, may be secured or unsecured, may provide for periodic repayment or repayment in full upon maturity, and may provide for repayments and reborrowing from time to time, and will otherwise contain such terms and conditions as may be negotiated from time to time.

REVERSE REPURCHASE AGREEMENTS

The Trust may enter into reverse repurchase agreements. A reverse agreement is an instrument under which the Trust may sell an underlying debt instrument and simultaneously obtain the commitment of the purchaser to sell the security back to the Trust at an agreed upon price on an agreed upon date. Reverse repurchase agreements will be considered borrowing by the Trust and as such will be subject to the restrictions on borrowing, including the requirement that the Trust may not maintain borrowings in excess of 33 1/3% of the Trust's total assets as further discussed under the subsection entitled "Terms of Borrowings." Borrowings by the Trust creates an opportunity for greater total return, but at the same time, increase exposure to capital risk.


The Trust will maintain in a segregated account with its custodian cash or liquid portfolio securities in an amount sufficient to cover its obligations with respect to reverse repurchase agreements. The Trust will receive payment for such securities only upon physical delivery or evidence of book entry transfer by its custodian. Regulations of the SEC require either that securities sold by the Trust under a reverse repurchase agreement be segregated pending repurchase or that the proceeds be segregated on the Trust's books and records pending repurchase. Reverse repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible loss from delays or restrictions upon the Trust's ability to dispose of the underlying securities. An additional risk is that the market value of securities sold by the Trust under a reverse repurchase agreement could decline below the price at which the Trust is obligated to repurchase them. The Trust will utilize reverse repurchase agreements only when the total return to be earned from the investment of the proceeds from the transaction is anticipated to be greater than the interest expense of the reverse repurchase transaction.


ADDITIONAL INVESTMENT CONSIDERATIONS

Investing on an International Basis and in Countries with Smaller Capital Markets. Investing on an international basis and in countries with smaller capital markets involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since the Trust will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments may also be subject to foreign withholding taxes. These risks are often heightened for investments in smaller capital markets and in Latin American countries.

Most of the Latin American securities held for the Trust will not be registered with the Securities and Exchange Commission nor will the issuers thereof be subject to the reporting requirements of such agency. Accordingly, there may be less publicly available information about a foreign company than about a U.S. company, and


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


such foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. As a result, traditional investment measurements as used in the U.S., may not be applicable to certain smaller capital markets. Foreign companies, and companies in smaller capital markets in particular, are not generally subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to domestic companies. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Trust are uninvested and no return is earned thereon. The inability of the Trust to make intended security purchases due to settlement problems could cause the Trust to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Trust due to subsequent declines in the value of such portfolio security or, if the Trust has entered into a contract to sell the security, could result in possible liability to the purchasers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States.

The operating expense ratio of the Trust can be expected to be higher than that of an investment company investing exclusively in U.S. securities since the expenses of the Trust, such as management and advisory fees and custodial costs, are higher.

Investing in Canada. The Canadian debt securities market is significantly smaller than the U.S. debt securities market. In particular, the Canadian mortgage-backed securities market is of recent origin, and, although continued growth is anticipated, is less well developed and less liquid than its U.S. counterpart. The Canadian economy has experienced little or no growth during each of the past fiscal years, and gross domestic product (on an inflation adjusted basis) has shown little or no growth or decline during such years. Continued lack of economic growth could affect the Manager's determination of the appropriate allocation of the Trust's investments within Canada and among the United States, Canada and Latin American countries.

Investing in Latin American Securities Markets and Economies. The Latin American securities markets are not as large as the U.S. securities markets and have substantially less trading volume, resulting in a lack of liquidity and high price volatility. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Latin American brokers typically are fewer in number and less capitalized than brokers in the U.S. These factors, combined with the U.S. regulatory requirements for open-end funds and the restrictions on foreign investments discussed below, result in potentially fewer investment opportunities for the Trust and may have an adverse impact on the investment performance of the Trust.

The Manager believes that investment opportunities may result in Latin America from an evolving long-term international trend encouraging greater market orientation and diminishing governmental intervention in economic affairs. The Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience significant problems, including high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities. There is no assurance that the economic initiatives will be successful.


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


Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of such currencies periodically. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and the Trust, as well as the value of securities in the Trust's portfolio.

In addition to the relative lack of publicly available information about Latin American issuers and the possibility that such issuers may not be subject to the same accounting, auditing and financial reporting standards as U.S. companies, inflation accounting rules in some Latin American countries require, for companies that keep accounting records in the local currency, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Latin American companies.

Satisfactory custodial services for investment securities may not be available in some Latin American countries, which may result in the Trust incurring additional costs and delays in transporting and custodying such securities outside such countries.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries.

Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations ("sovereign debt") issued or guaranteed by Latin American governments or their agencies and instrumentalities ("governmental entities") involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when due in accordance with the terms of such obligations. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the relative size of the debt service burden to the economy as a whole, the governmental entity's dependence on expected disbursements from third parties, the governmental entity's policy toward the International Monetary Fund and the political constraints to which a governmental entity may be subject. As a result, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Trust) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Restrictions on Foreign Investments. Some Latin American countries prohibit or impose substantial restrictions on investments in their capital markets by foreign entities such as the Trust. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

Substantial limitations may exist in certain countries with respect to the Trust's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. For example, in Chile, with limited


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


exceptions, invested capital cannot be repatriated for three years. The Trust could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Trust of any restrictions on investments. No more than 15% of the Trust's net assets will be comprised, in the aggregate, of assets which are: (i) subject to material legal restrictions on repatriation or; (ii) invested in illiquid securities.

A number of Latin American countries, such as Chile and Brazil, have authorized the formation of publicly traded closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the Investment Company Act, the Trust may invest up to 10% of its total assets in securities of investment companies, not more than 5% of which may be invested in any one such company. This restriction on investments in securities of investment companies may limit opportunities for the Trust to invest indirectly in certain Latin American countries. Shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values. If the Trust acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Trust (including management and advisory fees) and, indirectly, the expenses of such investment companies.

Currency Risks. Because Trust assets will be invested in fixed-income securities denominated in the foreign currencies and because a portion of the Trust's revenues will be received in currencies other than the U.S. Dollar, the U.S. Dollar equivalent of the Trust's net assets and distributions would be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. Dollar. These changes will also affect the Trust's income. If the value of the foreign currencies in which the Trust receives income falls relative to the U.S. Dollar between receipt of the income and making of Trust distributions, the Trust may be required to liquidate securities in order to make distributions if the Trust has insufficient cash in U.S. Dollars to meet the distribution requirements that the Trust must satisfy to qualify as a registered investment company for Federal income tax purposes. Similarly, if an exchange rate declines between the time the Trust incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred.

Some foreign currency values may be volatile. Although the Manager will attempt to manage currency exchange rate risks, there is no assurance that the Manager will be successful. In connection with the Manager's currency management, the Trust may utilize certain currency related investment techniques, including investments in the Cobertura market. However, currency risk management instruments available for Mexican and other Latin and South American currencies do not permit the degree of precision and flexibility in the management of currency exposure as do instruments available in the more developed United States foreign exchange markets. These transactions involve certain special risks. See "Other Investment Policies" above.

Securities Ratings. The ratings of fixed-income securities by S&P, Moody's and other major rating agencies are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category. Securities rated BBB- by S&P or Baa3 by Moody's are considered to be investment grade. However, securities rated Baa by Moody's are considered to have speculative characteristics. Sustained periods of deteriorating economic conditions or rising interest rates are more likely to lead to a weakening in the issuer's capacity to pay interest and repay principal than in the case of higher-rated securities. See Appendix A in the Statement of Additional Information for a description of such ratings.


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


A substantial portion of the Trust's portfolio may comprise non-rated securities. Non-rated securities will be considered for investment by the Trust when the Manager believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, limit the risk to the Trust to a degree comparable to that of rated securities that are consistent with the Trust's objective and policies.

Debt Securities. The net asset value of the Trust's shares will change as the general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio primarily invested in debt securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio primarily invested in debt securities can be expected to decline.

Non-Diversified Status. The Trust is a "non-diversified" investment company, which means the Trust is not limited in the proportion of its assets that may be invested in the securities of a single issuer. However, the Trust intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Trust of any liability for Federal income tax to the extent its earnings are distributed to shareholders. See "Distributions and Taxes -- U.S. Federal Income Taxation of the Trust." To so qualify, among other requirements, the Trust will limit its investments so that, at the close of each quarter of the taxable year: (i) not more than 25% of the market value of the Trust's total assets will be invested in the securities of a single issuer; and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Trust will not own more than 10% of the outstanding voting securities of a single issuer. The Trust's investments in U.S. Government Securities are not subject to these limitations. Because the Trust, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in the Trust may, under certain circumstances, present greater risk to an investor than investment in a diversified company.

Debt securities which are issued or guaranteed by an agency, GSE or instrumentality of the United States, including certificates issued by GNMA, FNMA and FHLMC, are treated as U.S. Government Securities for purposes of the diversification tests. However, securities issued or guaranteed by foreign governments, their political subdivisions, agencies and instrumentalities are not treated as U.S. Government Securities for purposes of the diversification tests described in the preceding paragraph, but instead are subject to these tests in the same manner as the securities of non-governmental issuers. In this regard, securities insured or guaranteed by a foreign government, its political subdivisions, agencies or instrumentalities may in certain circumstances be treated as issued by a single issuer for purposes of these diversification tests. Thus, in order to meet the diversification tests and thereby maintain its status as a regulated investment company, the Trust will be required to diversify the portfolio of Latin American Government Securities and Canadian Government Securities in a manner which would not be necessary if the Trust had made similar investments in U.S. Government Securities.

     DISTRIBUTIONS AND TAXES
------------

DISTRIBUTIONS

Income dividends will be declared and paid monthly. The Trust intends to declare or distribute sufficient dividends from its net investment income and/or net capital gain income in an amount great enough to avoid imposition of the 4% excise tax under the Code. See "United States Federal Income Taxation of the Trust" below.

CHOOSING A DISTRIBUTION OPTION

When you buy shares of the Trust you may choose from the following distribution options:


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


(1) The Share Option reinvests your income dividends and/or capital gains distributions, if any, in additional shares. If no option is selected, income dividends (and capital gains, if any) will be reinvested in additional shares of the Trust. Income dividends and/or capital gains will be reinvested at the net asset value as of the reinvestment date for the distribution.

(2) With the Cash Option, you may receive income dividends and/or capital gains distributions in cash.

(3) If you are also a shareholder in any of the other Astra Funds distributed by the Distributor, the Transfer Option permits you to have income dividends and capital gains distributions of the Trust automatically invested in shares of any of those Astra Funds of which you are a shareholder at the applicable net asset value. If you select this option, the minimum investment requirements for additions to an existing account will be waived.

Once again, you must specify which option you desire when you place your order or submit your application. The tax consequences of distributions (described below) are the same whether you choose to receive them in cash or to reinvest them in additional shares of the Trust or another Astra Fund.

If for any fiscal year of the Trust, the amount of distributions paid or deemed paid for such year exceeds its investment company taxable income plus net realized capital gains for such year, the amount of such excess would be treated as a return of capital to all those shareholders who held shares of the Trust during the year. In such case, each distribution paid or deemed paid for that year would be treated, in the same proportion, in part as a distribution of taxable income and in part as a return of capital. Shareholders would incur no current Federal income tax on the portion of such distributions which are treated as a return of capital, but each shareholder's basis in his Trust shares would be reduced by that amount. This reduction of basis would operate to increase the shareholder's capital gain (or decrease their capital loss) upon subsequent redemption of his shares.

TAXES

United States Federal Income Taxation of the Trust. The Trust is registered as an investment company under the 1940 Act and intends to qualify and to elect to be taxed as a "regulated investment company" (or "RIC") under the Code. If the Trust is to qualify for the special tax treatment afforded RICs under the Code, it must meet various requirements: including (i) that at least 90% of the Trust's gross income for the taxable year must be derived from dividends, interest, and gains from the sale or other disposition of stocks, securities or foreign currencies or from other income derived with respect to its business of investing in stock, securities or currencies; (ii) that less than 30% of its gross income must be derived from the sale or disposition of stock, securities, options, futures, and certain foreign currencies (including certain options, futures or forward contracts on foreign currencies) held for less than three months; (iii) that at the end of each quarter of its taxable year, it meets certain asset diversification requirements, including that not more than 25% of the value of its assets be invested in the securities of any one issuer and at least 50% of its assets be represented by cash, U.S. Government securities or other securities limited in the case of any one issuer to not more than 5% of the Trust's total assets and to not more than 10% of the outstanding voting securities of each such issuer; and (iv) that it distribute each year at least 90% of its investment company taxable income (including interest, dividends and net short-term capital gains in excess of net long-term capital losses) and 90% of the Trust's net tax-exempt interest income.

As a RIC, the Trust will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryforwards from prior years), if any, that it distributes to shareholders. The Trust intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Provided that the Trust meets several notice and election requirements,
Section 855 of the Code permits the Trust to deduct from income certain dividends paid after the close of the taxable year. Such


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


"spillback" dividends must be declared prior to the time prescribed by law for the filing of the Trust's income tax return and must be distributed by the Trust in the twelve month period following the close of the taxable year. Shareholders must include such distributions in income in the taxable year in which they are made.

Amounts not distributed on a timely basis in accordance with a calendar-year distribution requirement are subject to a non-deductible 4% excise tax. To prevent imposition of the excise tax, the Trust must distribute during each calendar year an amount equal to the sum of: (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve-month period ending on October 31 of the calendar year, and (iii) any ordinary income and capital gains for previous years that were not distributed during those years. Pursuant to the Code, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if received by the shareholder on December 31 of the calendar year in which they are declared. To prevent application of the excise tax, the Trust intends to make its distributions in accordance with these distribution requirements.

If it qualifies for regulated investment company status, the Trust will send written notices to shareholders annually regarding the tax status of all distributions made during such year, the amount of undistributed net capital gains and any applicable tax credits.

Taxation of Distributions. Dividends of investment company taxable income are taxable to a shareholder as ordinary income whether paid in cash or reinvested in additional shares. The portion of Trust dividends which qualify for the 70% dividends-received deduction for a shareholder which is a U.S. corporation shall not include dividends attributable to capital gains and shall not exceed amounts designated annually to shareholders by the Trust.

Distributions of net capital gains, if any, which are designated by the Trust as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Trust's shares, and are not eligible for the dividends-received deduction. The Board of Trustees of AIT generally intends to distribute any net capital gains.


If the Trust should retain net capital gains, it will be subject to a tax of 35% of the amount retained. The Trust expects to designate amounts retained, if any, as undistributed capital gains in a notice to its shareholders who, if subject to U.S. Federal income taxation on long-term capital gains: (i) will be required to include in income for U.S. Federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount; and (ii) will be entitled to credit against their U.S. Federal income tax liabilities for their proportionate shares of the tax paid by the Trust on the undistributed amount and to claim refunds to the extent that their credits exceed their liabilities. For U.S. Federal income tax purposes, the adjusted basis of the Trust shares owned by a shareholder of the Trust would be increased by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income.


Taxation of Shareholders. For Federal income tax purposes, any ordinary income dividends which a shareholder receives from the Trust, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether a shareholder has elected to receive them in cash or in additional shares. Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time a shareholder has owned the Trust's shares and regardless of whether a shareholder receives such distributions in cash or in additional shares.

Sale of Shares. In general, upon the sale or other disposition of shares of the Trust, a shareholder will realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares. However, if the shareholder sells Trust shares to the Trust, proceeds received by the shareholder


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


may, in some cases, be characterized for tax purposes as dividends. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Trust shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gain dividends received by the shareholder with respect to such shares.

Foreign Withholding Taxes. Income received by the Trust from sources within countries other than the United States ("foreign countries") may be subject to withholding and other taxes imposed by such countries. If more than 50% of the value of the Trust's total assets at the close of its taxable year consists of securities of foreign corporations, the Trust will be eligible and intends to elect to "pass-through" to shareholders the amount of foreign income and similar taxes it has paid. Pursuant to this election, each of the Trust's shareholders will be required to include in gross income (in addition to the full amount of the taxable dividends actually received) its pro rata share of the foreign taxes paid by the Trust. Each such shareholder will also be entitled either to deduct (as an itemized deduction) its pro rata share of foreign taxes in computing its taxable income or to claim a foreign tax credit against the shareholder's U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). The deduction for foreign taxes is not allowable in computing alternative minimum taxable income. Each shareholder will be notified within 60 days after the close of the Trust's taxable year whether the foreign taxes paid by the Trust will "pass-through" for that year.


Generally, a credit for foreign taxes may not exceed the shareholder's U.S. tax attributable to his or her foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Trust's income flows through to its shareholders. Any gains from the sale of securities by the Trust will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Trust. Because of limitations imposed by the Code, shareholders taxable in the United States may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Trust. The foreign tax credit also cannot be used to offset more than 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If the Trust is not eligible to elect to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays generally will reduce investment company taxable income.


Backup Withholding. The Trust may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Trust with their correct taxpayer identification number or to make required certifications, or where the Trust or the shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.


The foregoing general discussion of U.S. Federal income tax consequences is based upon the Trust's understanding of current U.S. Federal income tax law and is not intended as tax advice. Shareholders may be subject to U.S. Federal gift and estate taxes and additional state, local, foreign and other taxes depending on each shareholder's particular situation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Trust.



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


                               SHAREHOLDER'S GUIDE

     HOW TO BUY SHARES OF THE TRUST
------------

Shares of the Trust are made available through selected financial service firms such as broker-dealer firms and banks ("Firms") who have signed agreements with the Distributor, the Trust's principal underwriter. Shares may also be purchased by check or wire directly to the Trust's Transfer Agent. The minimum initial investment by a shareholder in Class A, Class B and Class C shares is $5,000 ($2,000 for IRAs). The minimum subsequent investment is $250 for Classes A, B and C, but these requirements may be changed or waived at any time at management's discretion. Any order for the purchase of shares may be rejected in whole or in part. The offering price of Class A is the net asset value next determined after an order is received, plus a varying sales charge, depending on the amount invested. The offering price of Class B and C shares is the net asset value next determined after an order is received.

The sales charge applicable to shares of Class A is determined as follows:

                                  SALES CHARGE

                                                              Dealer Reallowance
                           As % of Public      As % of Net          As % of
                           Offering Price    Amount Invested    Offering Price
                           --------------    ---------------   -----------------
On purchases of:
$    5,000 - $ 99,999 ....      3.50%             3.63%              3.50%
$  100,000 - $249,999 ....      2.50%             2.56%              2.50%
$  250,000 - $499,999 ....      2.00%             2.04%              2.00%
$  500,000 - $749,999 ....      1.50%             1.52%              1.50%
$  750,000 - $999,999 ....      1.00%             1.01%              1.00%
$1,000,000 and over* .....      NONE              NONE               NONE
----------
* On purchases of $1,000,000 and over, shares are acquired at net asset value with no sales charge, but the Distributor, from its own assets, will pay the selling firm .25% of the offering price.

The sales charge assessed upon the purchase of shares of Class A is not an expense of Class A and has no effect on the net asset value of shares of Class
A. The Distributor will allow the selling Firms to retain 100% of the sales charge. This may result in the selling firm being considered an underwriter under the Securities Act of 1933, as amended.

In connection with sales of shares of Class B, the Distributor compensates the Firms at a rate of 3.5% of purchase payments for shares subject to a contingent deferred sales charge. In connection with Class C, the Distributor compensates the Firms at a rate of 1.5% of the purchase payments for shares subject to the contingent deferred sales charge. The Distributor will also pay the Firms a trail or maintenance fee, which will be prorated and paid quarterly after the first full year of investment, in an amount equal to an annual rate of 0.25% of Class B and Class C's respective daily net assets owned by clients of such Firms. In connection with sales of shares of Class C, the Distributor will also compensate the Firms at a rate of 0.25% of the purchase payments of Class C shares held for more than one year. Such compensation payments will be made from the Distributor's own assets and may include amounts from the payment of the sales commissions to the Distributor under the Distribution Plan. See "Distribution Plans."

The Distributor, at its expense, may provide promotional incentives to Firms in connection with sales of shares of the Trust and other funds in the Astra Group. In some instances additional compensation or promotional


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


incentives may be offered to Firms that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to Firms in connection with pre-approved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the Astra mutual funds and/or other events sponsored by the Firms.

You will receive a confirmation of each new transaction in your account, which will also show you the number of Trust shares you own and the number of shares being held in safekeeping by the Trust's Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Trust will not be issued unless you request them in writing.

PURCHASES BY WIRE

Purchases by wire transfer should be directed to "Investors Fiduciary Trust Co. ABA 101003621 for credit to Astra All-Americas Government Income Trust, Class A, Class B or Class C (asapplicable) A/C #890752-443-9 for further credit to shareholder A/C # ____________, Shareholder Name: _______________________."

For an initial purchase by Federal funds wire, you must first obtain an account number by telephoning the Trust at (800) 441-7267. You may then instruct your bank to wire funds as described above. After you have received an account number and have wired funds, you must complete the application form that accompanies this Prospectus and send it to:

      DST Systems, Inc.
      P.O. Box 419174
      Kansas City, MO 64141
      Attn: Order Department

This procedure is for the protection of shareholders. The Trust will not honor orders for redemptions until it receives the proper authorizations. See the Application included in this Prospectus.

For subsequent investments by wire, first telephone the Trust at (800) 441-7267 to obtain a wire reference number prior to transmission. This helps the Trust to ensure the proper credit to your account.

PURCHASES THROUGH DEALER

Orders for purchase of shares placed through dealers will receive the net asset value next computed following receipt of the order provided the dealer receives the order prior to the close of the New York Stock Exchange and transmits it to the Distributor prior to its close of business that same day (normally 3:00 p.m. Pacific time). In order to establish an Individual Retirement Account whereby Investors Fiduciary Trust Company acts as Custodian, (Classes A and B only) dealers must provide the Trust's Transfer Agent with a completed IRA application signed by the investor prior to settlement of such purchase orders. Dealers are required to provide payment within three business days after placing an order. DEALERS MAKING PAYMENT FOR CONFIRMED PURCHASES VIA FEDERAL FUNDS WIRE MUST REFERENCE THE CONFIRMATION NUMBER TO ENSURE TIMELY CREDIT.


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


PURCHASES BY CHECK

An initial investment made by check must be accompanied by an Application, completed in its entirety. Additional shares of the Trust may also be purchased by sending a check payable to the Trust, along with information regarding your account, including the account number, to the Transfer Agent. All checks should be drawn only on U.S. banks in U.S. funds, in order to avoid fees and delays. A charge may be imposed if any check submitted for investment does not clear. Third party checks, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership), credit cards, and cash will not be accepted. When purchases are made by check or periodic automatic investment, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

PRE-AUTHORIZED INVESTMENT PLAN

For your convenience, a pre-authorized investment plan (see "Pre-Authorized Investment Plan" on the Additional Account Privileges Form) may be established whereby your personal bank account is automatically debited and your Trust Account is automatically credited with additional full and fractional shares ($100 subsequent minimum investment). For further information on pre-authorized investment plans, please contact the Shareholder Servicing Agent. The minimum investment requirements may be waived by the Trust for purchases made pursuant to certain programs such as payroll deduction plans and retirement plans.

LETTER OF INTENT AND RIGHTS OF ACCUMULATION

CLASS A. An investor may immediately qualify for a reduced sales charge on a purchase of shares of any Astra Fund which imposes an initial sales charge by completing the Letter of Intent section of the Shareholder Application (the "Letter of Intent" or "Letter"). By completing the Letter, the investor expresses an intention to invest during the next 13 months a specified amount which if made at one time would qualify for a reduced sales charge. At any time within 90 days after the first investment which the investor wants to qualify for the reduced sales charge, a signed Shareholder Application, with the Letter of Intent section completed, may be filed with Class A. After the Letter of Intent is filed, each additional investment made will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent as described above. Sales charge reductions based upon purchases in more than one investment in the Astra Funds will be effective only after notification to the Distributor that the investment qualifies for a discount. The shareholder's holdings in the Astra Funds acquired within 90 days before the Letter of Intent is filed will be counted towards completion of the Letter of Intent but will not be entitled to a retroactive downward adjustment of sales charge until the Letter of Intent is fulfilled. Any redemptions made by the shareholder during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter of Intent have been completed. If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge as specified below, depending upon the amount actually purchased (less redemptions) during the period.

An investor acknowledges and agrees to the following provisions by completing the Letter of Intent section of the Shareholder Application: A minimum initial investment equal to 25% of the intended total investment is required. Five percent (5%) of the amount of the total intended purchase will be held in escrow (the "Escrow Shares"), in the form of shares, in the investor's name to assure that the full applicable sales charge will be paid if the intended purchase is not completed. The Escrow Shares will be included in the total shares owned as reflected on the monthly statement; income and capital gain distributions on the Escrow Shares will be paid as directed by the investor. The Escrow Shares will not be available for redemption by the investor until the Letter of Intent has been completed, or the higher sales charge paid. If the total purchases, less redemptions, exceed the amount specified under the Letter and is an amount which would qualify for a further quantity discount, a


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


retroactive price adjustment will be made by the Distributor and the dealer with whom purchases were made pursuant to the Letter of Intent to reflect such further quantity discount on purchases made within 90 days before, and on those made after filing the Letter. The resulting difference in offering price will be applied to the purchase of additional shares at the applicable offering price. If the total purchases, less redemptions, are less than the amount specified under the Letter, the investor will remit to the Distributor an amount equal to the difference in dollar amount of sales charge actually paid and the amount of sales charge which would have applied to the aggregate purchases if the total of such purchases had been made at a single time. Upon such remittance, the Escrow Shares held for the investor's account will be released to the account in the name of the investor or to the investor's order. If within 20 days after written request such difference in sales charge is not paid, the redemption of an appropriate number of Escrow Shares to realize such difference will be made. In the event of a total redemption of the account prior to fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the investor. By completing the Letter of Intent section of the Shareholder Application, an investor grants to the Distributor a security interest in the Escrow Shares and agrees to irrevocably appoint the Distributor as his attorney-in-fact with full power of substitution to surrender for redemption any or all shares for the purpose of paying any additional sales charge due. The investor or the securities dealer must inform DST or the Distributor that this Letter is in effect each time a purchase is made.

The value of all Class A shares plus shares of the other funds distributed by the Distributor can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase. The reduced sales charges apply to quantity purchases made at one time or on a cumulative basis over any period of time by (i) an investor, (ii) the investor's spouse and children under the age of majority, (iii) the investor's custodian accounts for the benefit of a child under the Uniform Gift to Minors Act, (iv) a trustee or other fiduciary of a single trust estate or a single fiduciary account (including pension, profit-sharing and/or other employee benefit plans qualified under Section 401 of the Code), by trust companies' registered investment advisors, banks and bank trust departments for accounts which they exercise exclusive investment discretionary authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity. The reduced sales charges also apply, on a non-cumulative basis, to purchases made at one time by the customers of a single dealer, in excess of $1 million.

Shares of Class A and other Astra Funds purchased and owned of record or beneficially by a corporation, including employees of a single employer (or affiliates thereof) including shares held by its employees, under one or more retirement plans, can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase, provided such transactions are not prohibited by one or more provisions of the Employee Retirement Income Security Act or the Internal Revenue Code. Individuals and employees should consult with their tax advisors concerning the tax rules applicable to retirement plans before investing.

For purposes of Rights of Accumulation and the Letter of Intent privilege, shares held by investors in Astra funds which impose a contingent deferred sales charge ("CDSC"), may be combined with shares of Class A for a reduced sales charge but will not affect any CDSC which may be imposed on the redemption of shares of a fund which imposes a CDSC.

The Letter of Intent option may be modified or discontinued at any time.

COMBINED PURCHASE PRIVILEGE

The Combined Purchase Privilege is intended to allow qualifying investors a reduced sales charge only in a Astra Fund which imposes an initial sales charge and will not affect any CDSC which may be imposed on the redemption of shares of Class B or Class C or the compensation to selling Firms on the sale of Class B or Class C shares. Investors may qualify for the Combined Purchase Privilege by combining purchases of shares of Class


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


B or Class C with shares of any Astra Fund, which imposes an initial sales charge. Shares of Class B or Class C may also be combined with shares of such other Astra Funds, for purposes of completing a Letter of Intent.

SPECIAL PURCHASES AT NET ASSET VALUE (Class A Only)

Shares of Class A may be purchased at net asset value by persons who have, within the previous 30 days, redeemed their shares of any Astra Fund which imposes a sales charge. The amount which may be purchased at net asset value is limited to an amount up to, but not exceeding, the net amount of redemption proceeds. Such purchases may also be handled by a securities dealer, who may charge the shareholder a fee for this service.

Shares of Class A may be purchased at net asset value where the amount invested is documented to the Trust to be proceeds from the redemption (within 60 days of the purchase of Class A shares) of shares of unrelated investment companies and where the investor paid an initial sales charge.

Shares of Class A may also be purchased at net asset value by any charitable organization, state, county or city, or any instrumentality, department, authority or agency thereof which has determined that Class A is a legally permissible investment and which is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management company ("an eligible governmental authority"). If an investment by an eligible governmental authority at net asset value is made through a dealer who has executed a selling group agreement with respect to the Astra Funds, the Distributor may pay such dealer up to .25% of the offering price.

Officers, trustees and bona-fide full time employees of the Trust and with certain exceptions most officers, directors, and full-time employees of AMC, the Distributor, Adviser, the Trust's service agents, or affiliated corporations thereof or any trust, pension, profit-sharing, or other benefit plan for such persons, broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step-relations, relations-at-law and cousins), employees of such broker-dealers and discretionary advisory accounts of AMC, may purchase shares of Class A at net asset value without a sales charge. Such a purchaser is required to sign a letter stating that the purchase is for his own investment purposes only and that the securities will not be resold except to Class A. Relative to certain fee based Registered Investment Advisors, Management may, under certain circumstances, allow such Advisors to make investments on behalf of their clients at net asset value, without any commission or concessions.

Additional terms concerning the offering of Class A's shares are included in the Statement of Additional Information.

     HOW TO REDEEM SHARES OF THE TRUST
------------

CLASS A. Shares of Class A are redeemed at net asset value next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for business, reduced by the amount of any Federal income tax required to be withheld.

CLASS B. Shares of Class B are redeemed at the net asset value next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for business, reduced by the amount of any applicable contingent deferred sales charge described below and the amount of any Federal income tax required to be withheld.

If the shareholder holds his Class B shares for more than four years after their purchase, he will not have to pay any charge when he redeems those shares. Shares of Class B redeemed within the first four years of their purchase (except shares acquired through the reinvestment of distributions) will be subject to a contingent


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


deferred sales charge. A contingent deferred sales charge is not imposed on: (a) shares of Class B in the account which were purchased more than four years prior to redemption; (b) all shares of Class B in the account acquired through reinvestment of monthly distributions and capital gains distributions; and (c) the increase, if any, of value of all other shares of Class B in the account (namely those purchased within the four years preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption which will not be subject to a contingent deferred sales charge; i.e., each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. Any contingent deferred sales charge which is required to be imposed on share redemptions for shares of Class B will be made in accordance with the following schedule:

                Year of                                 Contingent
              Redemption                                 Deferred
            After Purchase                              Sales Charge
            --------------                              ------------
            First ...............................            4%
            Second ..............................            3%
            Third ...............................            2%
            Fourth ..............................            1%
            Fifth and following .................            0%

CLASS C. Shares of Class C are redeemed at the net asset value next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for business, reduced by the amount of any applicable contingent deferred sales charge described below and the amount of any Federal income tax required to be withheld.

If the shareholder holds his Class C shares for more than one year after their purchase, he will not have to pay any charge when he redeems those shares. Shares of Class C redeemed within the first year of their purchase (except shares acquired through the reinvestment of distributions) will be subject to a contingent deferred sales charge of 11/2% of the original purchase price. A contingent deferred sales charge is not imposed on: (a) shares of Class C in the account which were purchased more than one year prior to redemption; (b) all shares of Class C in the account acquired through reinvestment of monthly distributions and capital gains distributions, and (c) the increase, if any, of value of all other shares of Class C in the account (namely those purchased within one year preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption which will not be subject to a contingent deferred sales charge; i.e., each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis.

General. No contingent deferred sales charge will be payable in connection with the redemption of shares of Class B or Class C purchased by officers, trustees and bona fide full-time employees of the Trust, and with certain exceptions, officers, directors and full-time employees and sales representatives of AMC, the Distributor or affiliated companies thereof (or any trust, pension, profit-sharing or other benefit of such persons), Adviser, broker-dealers having sales agreements with the Distributor, all for their own accounts or for their spouse and children, and employees of such broker-dealer firms (for their own accounts only), and discretionary advisory accounts of AMC (if such purchasers state in writing that the purchases are for their own investment purposes only and the purchaser represents that the shares will be resold except to the Trust).

No contingent deferred sales charge will be payable in connection with the redemption of shares of Class B or Class C which were acquired via certain exchange transactions as fully described in the Exchange Privilege Section of this prospectus.

The contingent deferred sales charge will be waived for certain redemptions of shares of Class B and Class C, including: (i) upon the death or permanent disability of a shareholder; (ii) in connection with mandatory


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


distributions from an IRA or other qualified retirement plan; (iii) in connection with redemptions pursuant to the Trust's right to liquidate amounts or charge an annual small account fee; and (iv) upon liquidation or dissolution of the Trust. The contingent deferred sales charge will be waived in the case of a redemption of shares of Class B and Class C following the death or permanent disability of a shareholder if the redemption is made within one year of death or initial determination of permanent disability. The waiver is available for total or partial redemptions of shares of Class B or Class C owned by an individual or an individual in joint tenancy (with rights of survivorship), but only for redemptions of shares held at the time of death or initial determination of permanent disability. The shareholder must notify the Trust's Transfer Agent either directly or through the Distributor, at the time of redemption, that the shareholder is entitled to a waiver of the contingent deferred sales charge. The relevant information as requested in the Contingent Deferred Sales Charge Waiver Form, included in this prospectus on page 49, must be provided to the Trust's Transfer Agent at the time of the redemption request. The waiver will be granted subject to confirmation of the Investor's entitlement.

                               TYPES OF REDEMPTION

REDEMPTIONS BY MAIL


A written request for redemption (or an endorsed share certificate, if issued) must be received by the Transfer Agent to constitute a valid tender for redemption. It will also be necessary for corporate investors and other associations to have an appropriate certification authorizing redemptions by the corporation or the association included with a redemption request to be considered in proper form. A suggested form of such certification is provided on the application included in this Prospectus. A signature guarantee by an eligible guarantor may be required as stipulated in Rule 17Ad-15(a)(2) under the Securities Exchange Act of 1934. To determine whether a signature guarantee or other documentation is required, shareholders may call the Trust's Shareholder Servicing Agent at (800) 441-7267.


REDEMPTIONS BY WIRE OR TELEPHONE


Brokers, dealers, or other sales agents may communicate redemption orders by wire or telephone. These firms may charge for their services in connection with your redemption but neither the Trust nor PDC impose any such charges other than the contingent deferred sales charges described above in connection with the redemption of shares of Class B and Class C.


EXPEDITED REDEMPTIONS

A shareholder may have the payment of redemption requests (of $5,000 or more) wired or mailed directly to a domestic commercial bank account that a shareholder has previously designated. Normally, such payments will be transmitted on the second business day following receipt of the request (provided redemptions may be made). If no share certificates have been issued, a shareholder may request a wire redemption by telephone or written request sent to the Transfer Agent. For telephone redemptions, call the Transfer Agent at
(800) 441-7267. A shareholder must complete the "Expedited Redemptions" section of the Application for this privilege to be applicable.

SYSTEMATIC WITHDRAWAL PLAN

A shareholder may elect to have regular monthly or quarterly payments in any fixed amount in excess of $100 made to him or her, or to anyone else properly designated as long as the account has a value of at least $10,000. During the withdrawal period, a shareholder may purchase additional shares for deposit to his or her account if the additional purchases are equal to at least one year's scheduled withdrawals, or $1,200, whichever is greater.


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


There are no separate charges to a shareholder under this plan. A number of full and fractional shares equal in value to the amount of the requested payment will be redeemed. Such redemptions are normally processed on the fifth business day prior to the end of the month or quarter. Checks are then mailed on or about the first of the following month. Shareholders who elect to have a Systematic Withdrawal Plan must have all dividends and capital gains reinvested. To establish systematic cash withdrawals, please complete the systematic cash withdrawal section on the Additional Account Privileges Form.

A shareholder may change the amount, frequency, and payee, or terminate this plan, by giving written notice to the Trust's Transfer Agent. As shares of the Trust are redeemed under the plan, a shareholder may realize a capital gain or loss to be reported for income tax purposes. A Systematic Withdrawal Plan may be terminated or modified at any time upon written notice by you or the Trust.

GENERAL

Payment to shareholders for shares redeemed or repurchased will be made within seven days after receipt by the Transfer Agent. The Trust may delay the mailing of a redemption check until the check used to purchase the shares being redeemed has cleared, which may take up to 15 days or longer. To reduce such delay, the Trust recommends that all purchases be made by bank wire Federal funds. The Trust may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the SEC. Due to the relatively high cost of handling small investments, the Trust reserves the right upon 30-days' written notice to redeem, at net asset value, the shares of any shareholder whose account has a value of less than $5,000 other than as a result of a decline in the net asset value per share.

     SHAREHOLDER SERVICES AND PRIVILEGES
------------

EXCHANGE PRIVILEGE

CLASS A. Class A shares may be exchanged for shares of other Astra Funds which do not have the same investment objective and which offer such privilege at the relative net asset values per share at the time of the exchange, provided Class A's shares have been held for a minimum of 30 days. The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged.

Shares of the other funds distributed by the Distributor which do not have the same investment objective and offer an exchange privilege may be exchanged for Class A shares on the basis of relative net asset values if the required holding period is satisfied as provided for in the Exchange Privilege section of the respective funds' prospectuses.

CLASS B. Class B shares which have been held for a minimum of 30 days may be exchanged for shares of any other Astra Fund which imposes a comparable contingent deferred sales charge, excluding Astra Adjustable U.S. Government Securities Trust I, Astra Adjustable Rate Securities Trust I and Astra Short-Term Multi-Market Income Fund II, and offers an exchange privilege at the then current net asset values of the respective funds and such exchanged shares will not be subject to an amount of the otherwise applicable contingent deferred sales charge at the time of such exchange, subject to such restrictions and limitations as the Distributor may impose from time to time. However, shares acquired as a result of such exchange and subsequently redeemed will be subject to the then applicable contingent deferred sales charge if such shares were held less than four years since the purchase of Class B shares.

Class B shares held for at least four years may be exchanged into any other Astra Fund distributed by the Distributor which offers an exchange privilege at the then current net asset value provided that the total value


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


of shares being exchanged meets the minimum investment requirement of the fund into which they are being exchanged. If such shares are subsequently redeemed they will not be subject to a CDSC.

Shares of the other funds which impose a comparable contingent deferred sales charge, excluding Astra Adjustable U.S. Government Securities Trust I, Astra Adjustable Rate Securities Trust I and Astra Short-Term Multi-Market Income Fund II, and offer an exchange privilege may be exchanged for Class B shares on the basis of relative net asset values if the required holding period is satisfied as provided for in the Exchange Privilege section of the respective funds' prospectus, subject to such restrictions and limitations as the Distributor may impose from time to time. If such shares are subsequently redeemed they will not be subject to the CDSC.

CLASS C. Class C shares which have been held for a minimum of 30 days may be exchanged for shares of any other Astra fund which imposes a comparable contingent deferred sales charge and offers an exchange privilege at the then current net asset values of the respective funds and such exchanged shares will not be subject to an amount of the otherwise applicable contingent deferred sales charge at the time of such exchange, subject to such restrictions and limitations as the Distributor may impose from time to time. However, shares acquired as a result of such exchange and subsequently redeemed will be subject to the then applicable contingent deferred sales charge if such shares were held less than one year since the purchase of Class C shares.

Class C shares held for at least one year may be exchanged into any other Astra fund distributed by the Distributor which offers an exchange privilege at the then current net asset value provided that the total value of shares being exchanged meets the minimum investment requirement of the fund into which they are being exchanged. If such shares are subsequently redeemed they will not be subject to a CDSC.

Shares of the other funds which impose an initial sales charge and offer an exchange privilege may be exchanged for Class C shares on the basis of relative net asset values if the required holding period is satisfied as provided for in the Exchange Privilege section of the respective funds' prospectus, subject to such restrictions and limitations as the Distributor may impose from time to time. If such shares are subsequently redeemed they will not be subject to the CDSC.

General. The prospectuses of the other funds should be reviewed before effecting any exchange. Shareholders should note that any such exchange, which may only be made in states where shares of the other funds are qualified for sale, may create a gain or loss to be recognized for Federal income tax purposes. Exchanges may be authorized by telephone. Shareholders will automatically be assigned this privilege unless they check the box on the Application which indicates that they do not wish to have the privilege (see "Telephone Exchange Privilege" section of Application). Shareholders who wish to authorize expedited redemptions by telephone will need to specifically request this privilege. For information concerning expedited redemptions and telephone exchange privileges, see "Special Services" section of Application. In addition, if a shareholder exchanges by mail the exchange will be effected upon receipt of written instructions signed by all account owners and accompanied by any outstanding share certificates properly endorsed, into an identically registered account. The exchange privilege may be modified at any time or discontinued upon 60 days' written notice to shareholders.

REINSTATEMENT PRIVILEGE

CLASS B AND CLASS C. If you have redeemed your Class B or Class C shares, you may reinvest up to the full amount of the proceeds of such redemption, at net asset value at the time of reinvestment. The amount of any contingent deferred sales charge on the Class B or Class C shares will also be reinvested. Such reinvested Class B or Class C shares will retain their original cost and purchase date only for purposes of the contingent deferred sales charge.


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


In order to exercise this privilege, a written order for the purchase of shares must be received by the Trust's Transfer Agent, or be postmarked, within 30 days after the date of redemption. This privilege can be used only once per calendar year. If you incur a loss on the redemption and use the reinstatement privilege, some or all of the loss may not be allowed as a tax deduction. See Statement of Additional Information for further discussion.

RETIREMENT PLANS


Classes A and B have available prototype qualified retirement plans for both corporations and self-employed individuals. The Trust has available prototype Individual Retirement Account ("IRA") plans (for both individuals and employers) and Simplified Employee Pension ("SEP") plans. Investors Fiduciary Trust Company acts as the custodian under these plans. For information, including the custodian's fees and forms necessary to adopt the plans, see the Statement of Additional Information and call or write the Distributor.


     EXPEDITED REDEMPTION AND TELEPHONE EXCHANGE INFORMATION
-----------

The Trust and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if the Trust or its Transfer Agent reasonably believe that such instructions were genuine. The Trust and its Transfer Agent have established procedures that the Trust believes are reasonably appropriate to confirm that instructions communicated by telephone are genuine. These procedures include:
(i) recording telephone instructions for exchanges and expedited redemptions;
(ii) requiring the caller to give certain specific identifying information; and
(iii) providing written confirmations to shareholders of record not later than five days following any such telephone transactions. If the Trust and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

     HOW THE TRUST VALUES ITS SHARES
-----------

The net asset value and offering price of shares of the Trust is determined once daily as of the close of trading on the New York Stock Exchange during the Trust's "business day," which is any day on which the Exchange is open for business. The net asset value of the Trust serves as the basis for the purchase and redemption price of Trust shares.

CALCULATION OF NET ASSET VALUE

Net asset value for each class is calculated by dividing the value of the Trust's portfolio securities, plus any cash or other assets less all liabilities, by the number of shares outstanding for each class. If the securities owned by the Trust increase in value, the value of the Trust shares which the shareholders of each class own will increase. If the securities owned by the Trust decrease in value, the value of the shareholder's shares will also decline. In this way, shareholders participate in any change in the value of the securities owned by the Trust. The securities held in the Trust's portfolio will be valued by using market quotations, or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which reliable quotations or pricing services are not readily available and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees of AIT, which procedures may include the delegation of certain responsibilities regarding valuation to the officers of AIT. The officers of AIT report, as necessary, to the Trustees of AIT regarding portfolio valuation determination.


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  33

Foreign securities will be valued on the basis of quotations from the primary market in which they are traded and translated from the local currency in U.S. Dollars using current exchange rates.


Short-term securities with less than 60 days remaining to maturity when acquired by the Trust will be valued on an amortized cost basis by the Trust when the Trustees of AIT have determined that amortized cost is fair value. If the Trust acquires such securities with more than 60 days remaining to maturity, they will be valued at current market value (using the mean of the bid and the asked prices) until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees of AIT determine during such 60-day period that this amortized cost basis does not represent fair value.

The Trust's portfolio securities, from time to time, may be listed on foreign exchanges which trade on days when the NYSE is closed (such as Saturday). As a result, the net asset value of the Trust may be affected by such trading on days when shareholders have no access to the Trust.

PERFORMANCE

Advertisements, sales literature and communications to shareholders may contain various measures of the Trust's performance including current yield, various expressions of total return and current distribution rate. These may occasionally cite statistics to reflect its volatility or risk.

The Trust may furnish average annual total return and total return quotations calculated at net asset value and at maximum offering price for various periods. Average annual total return figures as prescribed by the SEC represent the average annual percentage change in value of $1,000 invested at the maximum offering price for one, five, and 10-year periods, or a portion thereof, to the extent applicable, through the end of the most recent calendar quarter, assuming reinvestment of all distributions and deduction of any applicable contingent deferred sales charge. For such purposes, total return equals the total of all income and capital gain distributions paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price.

Current yield reflects the income per share earned by the Trust's portfolio investments. It is calculated by dividing the Trust's net investment income per share during a recent 30-day period by the maximum offering price on the last day of that period and annualizing the result.

Yield, which is calculated according to a formula prescribed by the SEC (see the Statement of Additional Information), is not indicative of the dividends or distributions which were or will be paid to the Trust's shareholders. Dividends or distributions paid to shareholders are reflected in the current distribution rate which may be quoted to shareholders. The current distribution rate is computed by dividing the annualized amount of dividends per share paid by the Trust during the past 30 days by the current offering price. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, short-term capital gain and net equalization credits and is calculated over a different period of time.

Advertisements and communications may compare the Trust's performance with that of other mutual funds (except money market funds), as reported by Lipper Analytical Services, Inc. or similar independent services or financial publications. From time to time, advertisements and other Trust materials and communications may cite statistics to reflect the Trust's performance over time, utilizing comparisons to indexes including any of a number of foreign fixed income indexes and to indexes based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly used indexes include the one, three, five, 10 and 30-year constant maturity Treasury rates, the three-month and 180-day Treasury bill rate, rates on longer-term Treasury certificates, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR), the prime lending rate of one or several banks,


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  34
or commercial paper rates. Some indexes, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels, while others tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

In addition, advertisements and other communications may cite current and compounded yield and distribution rates. Quotations of historical total returns, yields and distribution rates are not indicative of future dividend income or total return, but are an indication of the return to shareholders only for the limited historical period used. The Trust's yield, total return or distribution rate will depend on the particular investments in its portfolio, its total operating expenses and other conditions. For further information, including the formulas and discussions of the yield and total return calculations see the Statement of Additional Information.

In each case, performance figures are based upon past performance, reflect all recurring charges against Trust income and, as appropriate, may or may not assume the payment of the applicable maximum sales load or contingent deferred sales charge on the purchase or redemption of shares. The investment results of the Trust, like all others, will fluctuate over time; thus, performance figures should not be considered to represent what an investment may earn in the future or what the Trust's yield, distribution rate or total return may be in any future period.

     THE ASTRA GROUP
------------

Atlas Holdings Group, Inc. ("Atlas Group") is a financial services holding company and has its principal business address at 9595 Wilshire Boulevard, Suite 1001, Beverly Hills, California 90212. It comprises several affiliated companies, including AMC and the Distributor (whose principal business address is 750 B Street, Suite 2350, San Diego, California 92101), which provide advisory, distribution and administrative services to the Trust. Atlas Group is a Delaware corporation of which Palomba Weingarten, Chairman of the Board of Trustees of AIT, is the majority stockholder and Chief Executive Officer.


AMC provides a number of mutual funds, and may provide other personal and institutional accounts, with portfolio management services. It maintains a staff of experienced investment personnel and support facilities. Current assets under management are approximately $110 million.



The Distributor distributes shares for all of Atlas Group's mutual funds. AMC and the Distributor are wholly-owned subsidiaries of Atlas Holdings Group, Inc. These companies are part of the umbrella name "Astra Group."

     PORTFOLIO MANAGER
------------

Robert Womack, Jr. is the Portfolio Manager for the Trust. Mr. Womack is also president of the Trust and manages Astra Short-Term Multi-Market Income Fund I and II, both series of Astra Global Investment Series. Additionally, Mr. Womack is a member of the investment management committee responsible for the management of Astra Institutional Adjustable U.S. Government Securities Portfolio and Astra Institutional Adjustable Rate Securities Portfolio, series of Astra Institutional Securities Trust.

Mr. Womack joined AMC in July 1995 from the Pilgrim America Group, where from 1993 to June 1995 he was a portfolio manager responsible for managing the Pilgrim America Government Securities Income Fund (formerly Pilgrim GNMA Fund) and was a member of the investment committee of the Pilgrim All-Americas Government Income Trust.

Prior to joining the Pilgrim Group, Mr. Womack worked for World Savings and Loan Association in Oakland, California, where from 1989 to 1993, his responsibilities included managing a $2.5 billion mortgage-backed securities portfolio, a $250 million government and mortgage-backed securities mutual fund, the institution's


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  35
futures, options and interest rate swap portfolios, as well as its $1 billion short-term investment portfolio. Prior to that he worked as a financial analyst for the Federal Home Loan Bank of San Francisco for 2 1/2 years.

Mr. Womack earned an MBA from Southern Methodist University in 1986 and a Bachelor's degree in business administration from Baylor University.

     MANAGEMENT FEES
------------

For furnishing the Trust with investment advice and investment management services with respect to the Trust's assets, furnishing requisite office space and personnel, and in general supervising and managing the Trust's investments subject to the ultimate supervision and direction of AIT's Trustees, AMC is paid a fee of .65% of the Trust's average daily gross assets.

The Trust is responsible for the payment of all other operating expenses, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under Federal and state securities laws, expenses related to the distribution of the Trust's shares (see "Distribution Plans"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Trust, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or nonrecurring expenses as may arise including litigation to which the Trust may be a party and indemnification of the Trust's officers and Trustees with respect thereto. Pursuant to the Investment Management Agreement between AMC and the Trust, AMC will reduce its aggregate fees for any fiscal year, or reimburse the Trust, to the extent required, so that the Trust's expenses do not exceed the expense limitations applicable to the Trust under the securities laws or regulations of those states or jurisdictions in which the Trust's shares are registered or qualified for sale.



The Trust's ability to increase indebtedness for the purpose of acquiring additional portfolio investments (known as leverage) will have the additional effect of raising the Trust's gross assets, thereby increasing the total amount of the management fee. The Manager recognizes the possible conflict of interest associated with this additional effect of leveraging, but will borrow money only when and to the extent it believes that the interest payments and other costs with respect to such indebtedness will be exceeded by the anticipated total return (a combination of income and appreciation) on such investments. See "Special Borrowing Considerations."

The Trustees of AIT establish the Trust's investment policies and supervise and review the operations and management of the Trust. See "Trustees and Officers" in the Statement of Additional Information for a complete description of the Trustees of AIT.


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  36

     ADMINISTRATIVE FEES
------------

Pursuant to an administration agreement ("Administration Agreement"), Atlas Group supervises the overall administration of the Trust. These administrative services include supervising the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations, supervising the maintenance of books and records, and other general and administrative responsibilities. For providing these services, Atlas Group receives a fee from the Trust of 0.10% per annum of its average daily net assets.

Under a sub-administration agreement between Atlas Group and PFPC Inc. ("PFPC"), PFPC provides certain administrative services to the Trust, subject to the supervision of the Board of Trustees of AIT. Such services include regulatory compliance, assistance in the preparation and filing of post-effective amendments to AIT's registration statement with the Securities and Exchange Commission (the "Commission"), preparation of annual, semi-annual and other reports to shareholders and the Commission, filing of federal and state income tax returns, preparation of financial and management reports, preparation of board meeting materials, preparation and filing of blue sky registrations and monitoring compliance with the amounts and conditions of each state qualification. In consideration of the services provided under the sub-administration agreement, Atlas Group (not the Trust) has agreed to pay PFPC a monthly fee at the annual rate of .07% of the average net assets of the Trust subject to certain minimums, exclusive of out-of-pocket expenses.

     DISTRIBUTION PLANS
------------

The Trust finances activities which are primarily intended to result in the sale of Trust shares and has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for each class of shares. Rule 12b-1 permits mutual funds, such as the Trust, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the fund are made pursuant to a written plan adopted in accordance with Rule 12b-1.

CLASS A. Class A's Plan provides that it will pay up to a maximum of .25% per annum of Class A's daily net assets for expenses incurred in the distribution of Class A's shares.

Class A's Plan provides that it shall continue in effect for as long as such continuance is approved at least annually by the vote of a majority of the Trustees of AIT and a majority of the Trustees of AIT who are not interested persons of AIT and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees"). The Plan may be terminated at any time by a vote of a majority of the Rule 12b-1 Trustees, or by a vote of a majority of the outstanding voting securities of Class A.

The Plan will only make payments for expenses actually incurred by the Distributor. The Plan provides that unreimbursed expenses may be carried over from year to year, provided however, that in accordance with a policy adopted by AIT's Board of Trustees, if the Distributor has not yet been reimbursed for such expenses, such expenses may not be carried over for more than three years from the date when they were incurred. The Distributor may include as an expense a portion of its overhead, including out of pocket costs. In the event the Plan is terminated in accordance with its terms, the obligation of Class A to make payments to the Distributor pursuant to the Plan will cease and Class A will not be required to make any payments for expenses incurred after the date such Plan terminates.

Pursuant to the Plan, the Distributor will be entitled to reimbursement (up to the maximum of .25% per annum of Class A's average daily net assets) for its actual expenses incurred in the distribution and promotion of Class A's shares, including the printing of prospectuses, Statements of Additional Information and reports used for sales purposes, advertisements, expenses for preparation and printing of sales literature and other distribution


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  37
related expenses, including any distribution or service fees paid to securities dealers or institutions who have executed a distribution or service agreement with the Distributor.

The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of its Class A shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including, without limitation, the size of Class A, the investment climate and market conditions and the volume of sales and redemptions of Class A shares. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Class A shares. However, Class A is not contractually obligated to continue its Plan for any particular period of time. Suspension of the offering of Class A shares would not, of course, affect a shareholder's ability to redeem his shares.

CLASS B AND CLASS C. The Class B and Class C Plans provide for two categories of payments. First, the Plans provide daily compensation to the principal underwriter for its distribution services and facilities ("daily compensation"). Pursuant to the Plans, but subject to the .75% limitation described below, Class B and Class C will pay the principal underwriter daily compensation in the form of: (i) sales commissions equal to 5% of the amount received by Class B and 4% of the amount received by Class C, for each share sold (excluding reinvestment of dividends and distributions) ("Underwriter's Sales Commissions") and (ii) an interest fee calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges of the principal underwriter (as described below). The principal underwriter currently expects to pay sales commissions to dealers at the time of sale of up to 3.5% for Class B and 1.5% for Class C of the purchase price of the shares sold by such dealer. See "How to Buy Shares of the Trust." The principal underwriter will use its own funds or funds facilitated by the principal underwriter (which may be borrowed or otherwise financed) to pay such sales commissions. In addition to the daily compensation to the principal underwriter, the Plans also provide for the payment to the principal underwriter of a trail or maintenance fee, accrued daily and paid monthly, in an amount equal to an annual rate of .25% of Class B and Class C's respective daily net assets, which may be paid to dealers at an annual rate not to exceed .25% of Class B and Class C's respective daily net assets owned by clients of the dealers.

Because the payment of the Underwriter's Sales Commissions and interest fees to the principal underwriter in the form of daily compensation is subject to the
 .75% limitation in the Plans, it will take the principal underwriter a number of years to recoup the sales commissions paid to dealers and its other sales expenses from the daily compensation payments received by it from Class B and Class C pursuant to the Plans. Such daily compensation will be accrued daily (at the rate of 1/365 of .75% of Class B and Class C's respective net assets) and paid monthly, but will be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the respective Plans. Notwithstanding the discontinuation of Uncovered Distribution Charges, Class B and Class C may continue to pay the .25% trail or maintenance fee. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent on any given day to all unpaid Underwriter's Sales Commissions (Underwriter's Sales Commissions previously due less amounts received pursuant to the Plans), the interest fee to which the principal underwriter is entitled under the Plans less all contingent deferred sales charges previously paid to the principal underwriter, and an amount equal to the aggregate of all Exchange-In Charges less all Exchange-Out Charges (as described below) since the inception of the respective Plan through and including the day next preceding the date of calculation.

For purposes of calculating Uncovered Distribution Charges, the Exchange-Out Charge with respect to any day shall equal the product of Uncovered Distribution Charges of the Trust on the next preceding day multiplied by a fraction. The numerator of such fraction shall be equal to the net asset value of shares of the Trust exchanged for the shares of all other mutual funds: (i) for which the Underwriter serves as principal underwriter; (ii) which has substantially the same contingent deferred sales charge structure and distribution

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  38
plan; and (iii) which has been designated by the Trustees of the Trust as subject to this provision for the purpose of calculating Exchange-Out Charges and Exchange-In Charges ("Comparable Funds"). The denominator of such fraction shall equal the aggregate net asset value of the Trust as of the day next preceding the day of calculation. For purposes of calculating Uncovered Distribution Charges, the Exchange-In Charge with respect to any day shall equal the aggregate of the product of Uncovered Distribution Charges of each Comparable Fund, any shares of which are exchanged for shares of the Trust on the next preceding day, multiplied by a fraction. The numerator of such fraction shall be equal to the net asset value of the shares exchanged. The denominator of such fraction shall equal the aggregate net asset value of the Comparable Fund as of the day next preceding the day of calculation.

The amount of daily compensation payable to the principal underwriter with respect to each day will be accrued on such day as a liability of Class B and Class C and will accordingly reduce Class B's and Class C's respective net assets upon such accrual. However, in accordance with generally accepted accounting principles, Class B and Class C do not accrue future daily compensation as a liability of Class B or Class C or reduce Class B's or Class C's current net assets in respect of daily compensation which may become payable under the Plans in the future because the standards for accrual of a liability under such accounting principles have not been satisfied. As of September 30, 1996, the net assets of the Trust's Class B Shares and Class C Shares were $11,303,444 and $497,125, respectively. The amount of the Uncovered
Distribution Charges as of September 30, 1996 was $54,771 for Class B and $168,044 for Class C Plans, respectively. Notwithstanding the existence of such Uncovered Distribution Charges, the amount of daily compensation payable on each day is limited to 1/365 of .75% of Class B's or Class C's respective net assets on such day. The level of Class B's or Class C's respective net assets changes each day and depends upon the amount of sales and redemptions of Class B or Class C shares, the changes in the value of the Trust's portfolio investments, the respective expenses of Class B or Class C accrued on such day, income on portfolio investments accrued on such day, and dividends and distributions declared by Class B or Class C.


The Plans provide that Class B and Class C will make no daily compensation payments to the principal underwriter during any period in which there are no outstanding Uncovered Distribution Charges of the principal underwriter. Such daily compensation will be paid to the principal underwriter whenever there exist Uncovered Distribution Charges under the Plans.

The Plans provide that they shall continue in effect from year to year provided that a majority of the Trustees of AIT, including a majority of the Trustees who are not "interested persons" of AIT (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Rule 12b-1 Trustees"), vote annually to continue the Plans. The Plans may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or a majority of the outstanding shares of Class B or Class C. The Plans provide that Class B and Class C, on termination of the respective Plan, will continue to make daily compensation payments to the Distributor (but only with respect to sales that occurred prior to the termination of the respective Plan) until the earlier of (a) four years after the date of such termination or (b) such time as there exist no Uncovered Distribution Charges under the respective Plan. The amounts and purposes of expenditures under the Plans must be reported to the 12b-1 Trustees quarterly. Furthermore, any continuance of daily compensation payments after termination of the respective Plan is subject to the continuance in effect by the Rule 12b-1 Trustees of the Underwriting Agreement, and such payments would cease upon termination of the Underwriting Agreement (unless such payments were made in accordance with another underwriting agreement entered into by the parties). The Plans may be terminated by vote of a majority of the Rule 12b-1 Trustees, but in deciding whether to purchase shares of Class B or Class C, investors should consider that daily compensation payments could continue until such time as there are no Uncovered Distribution Charges under the Plans.


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



Periods with a high level of sales of Class B shares accompanied by a low level of redemptions of Class B shares resulting in the imposition of contingent deferred sales charges will tend to increase the time during which there will exist Uncovered Distribution Charges of the principal underwriter. Conversely, periods with a low level of sales of Class B shares accompanied by a high level of early redemptions of Class B shares resulting in the imposition of contingent deferred sales charges will tend to reduce the time during which there will exist Uncovered Distribution Charges of the principal underwriter. The same principle applies to sales of Class C shares.


Because of the .75% limitation on the amount of daily compensation paid to the principal underwriter during any fiscal year, a high level of sales of Class B shares during the first few years of the Trust's operations would cause a large portion of the daily compensation attributable to a sale of Class B shares to be accrued and paid by Class B to the principal underwriter in fiscal years subsequent to the years in which such shares were sold. This spreading of Underwriter's Sales Commissions payment under the plan over an extended period would result in the incurrence and payment of increased interest fees under the Plans. The same principle applies to sales of Class C shares.

The Plans authorize payments which may be equivalent, on an aggregate basis during any fiscal year of the Trust, of up to 1% of Class B's and Class C's respective average daily net assets for such year. The Trust believes that the rate of these payments may be higher than the rate of payments made under distribution plans adopted by many other investment companies pursuant to Rule 12b-1. It is anticipated that the Astra organization will benefit by reason of the operation of the Plan through increases in the Trust's assets (thereby increasing the advisory fees paid to AMC) resulting from sale of Class B and Class C shares and through daily compensation and contingent deferred sales charges paid to the principal underwriter. The Astra organization may be considered to have realized a profit under the Plans if at any point in time the aggregate amount of all daily compensation and contingent deferred sales charge payments previously made to the principal underwriter have exceeded the total expenses previously incurred by such organization in distributing shares of Class B or Class C. It is anticipated that Class B and Class C will benefit by having the continuous cash flow resulting from the sale of new shares which will be used to meet shareholder redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities.

The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of the Class B or Class C shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including, without limitation, the size of Class B and Class C, the investment climate and market conditions, the volume of sales and redemptions of Class B and Class C shares, and the amount of Uncovered Distribution Charges of the principal underwriter. The Plans may continue in effect and payments may be made under the respective Plan following any such suspension, discontinuance or limitation of the offering of Class B or Class C shares. However, Class B and Class C are not contractually obligated to continue the respective Plan for any particular period of time. Suspension of the offering of Class B or Class C shares would not, of course, affect a shareholder's ability to redeem his shares.

See the Statement of Additional Information for a further description of the respective Distribution Plans.

     GENERAL INFORMATION
------------

The Trust is a non-diversified series of AIT which was organized as a Massachusetts business trust on December 23, 1991. The Trust consists of an unlimited number of shares of beneficial interest without par value divided into three classes, designated Class A, Class B and Class C. Class A, Class B and Class C shares represent an interest in the same assets of the Trust and are identical in all respects except that Class B and Class C shares bear a greater amount of expenses related to the distribution of such shares than do Class A shares, and that each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.


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



All shares of the Trust have equal voting rights. In the event of dissolution or liquidation, holders of the Trust's shares will receive pro rata, subject to the rights of creditors, proceeds of the sale of the assets held. There are no preemptive or conversion rights applicable to any of the shares. Shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Trustees can elect all Trustees and the remaining shareholders would not be able to elect any Trustees. The shares, when issued, will be fully paid and non-assessable.


Generally, there will not be annual meetings of shareholders. Shareholders may remove Trustees from office by votes cast at a meeting of shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding shares of AIT, AIT will call a meeting of shareholders for the purpose of voting upon the question of removal of the Trustee or Trustees and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

As used in this Prospectus, the term "majority vote" means the affirmative vote of: (a) more than 50% of the outstanding shares; or (b) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy, whichever is less.

Under Massachusetts law, shareholders could, under certain circumstances be held liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given to all parties in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees, and each party thereto must expressly waive all rights of action directly against shareholders. The Declaration of Trust provides for indemnification out of the Trust's property for all loss and expense of any shareholder of the Trust held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations wherein the complaining party was held not to be bound by the disclaimer.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involving the conduct of his office. The Declaration of Trust provides for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also authorizes the purchase of liability insurance on behalf of Trustees and officers.

OTHER INFORMATION

Investors in the Trust will be informed of its progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually. A copy of a current list of investments comprising the Trust's portfolio as of the close of business on the last day of each month may be obtained by written request to the Trust, together with a stamped, self-addressed envelope.

This Prospectus is not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus or the Statement of Additional Information.


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[ASTRA                               ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST
 LOGO]                                                  NEW ACCOUNT APPLICATION
-------------------------------------------------------------------------------
INITIAL INVESTMENT
PLEASE MAIL THE COMPLETED
APPLICATION TO:
  DST SYSTEMS, INC.
  P.O. BOX 419174
  KANSAS CITY, MO 64141
For accounts established
via Federal Funds wire,
please mail the completed
application to:
    DST Systems, Inc.
    Attn: Order Dept.
    P.O. Box 419174
    Kansas City, MO 64141


        Please check the box next to the Class in which you are investing. If no selection is made, your investment may be delayed.
[ ] (210) Astra All-Americas Government Income Trust--Class A
[ ] (211) Astra All-Americas Government Income Trust--Class B*
[ ] (212) Astra All-Americas Government Income Trust--Class C*
[ ] Establish the account specified below with the enclosed check for $ ________ payable to Astra All-Americas Government Income Trust. Minimum initial investment is $5,000 for Class A, Class B and Class C shares ($2,000 for IRAs).

[ ] Payment has been made by Dealer purchase on ______________, $_______________
                                                    (Date)          (Amount)

                                                ________________________________
                                                         (Order Number)

[ ] Payment has been made by Fed. funds wire #_______________ on _______________
                                              (Reference No.)        (Date)

                                              _______________,   $______________
                                               (Account No.)         (Amount)
--------------------------------------------------------------------------------
ACCOUNT
REGISTRATION

Joint Tenancy will be
assumed unless
otherwise noted.


Full Name/Corporate Name                    **Social Security or Taxpayer I.D. #

_____________________________________    _______________________________________
Co-owner (if applicable)                   [ ] Check this box if awaiting TIN

________________________________________________________________________________
Street Address

________________________________________________________________________________
City, State, Zip

________________________________________________________________________________


[ ] Check this box if you are not a United States citizen and indicate the country in which you are a citizen _________________________________________

--------------------------------------------------------------------------------

DISTRIBUTION
INSTRUCTIONS

If you wish your cash
distributions
electronically credited
to your bank account,
please attach a voided
check for this account.

If no box is checked, all distributions will be reinvested in additional shares of the Trust.
INCOME DIVIDENDS: (elect one)

[ ] Reinvest dividends     [ ] Pay dividends in cash
[ ] Use Dividend Transfer Option

CAPITAL GAINS DISTRIBUTION: (elect one)

[ ] Reinvest capital gains     [ ] Pay capital gains in cash

If you wish to utilize the Dividend Transfer Option, please designate the Astra Fund account you wish to have your dividends reinvested in:

_______________________________    ___________________________________________
Fund Name                          Existing Acct. No.

[ ] Check this box if you wish your cash distributions to be sent to a payee or address other than that listed in the "ACCOUNT REGISTRATION" section above and indicate the payee and address below:

______________________________________________________________________________
                                      Payee

______________________________________________________________________________
                                 Street Address

______________________________________________________________________________
                          Account Number if Applicable

______________________________________________________________________________
                            City, State and Zip Code

______________________________________________________________________________



--------------------------------------------------------------------------------
 *SHARES MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE.
**THE TRUST RESERVES THE RIGHT TO REJECT ANY APPLICATION THAT DOES NOT FURNISH A
  CERTIFIED TIN, OR DOES NOT INDICATE THAT A TIN HAS BEEN APPLIED FOR BY CHECKING THE "AWAITING TIN" BOX ON THE APPLICATION.

-----
   43

--------------------------------------------------------------------------------

SPECIAL SERVICES:

EXPEDITED
REDEMPTIONS

Please indicate a commer-
cial bank and ATTACH A
VOIDED CHECK for this
account. "FOR DEALER
ONLY" section must be
completed.


TELEPHONE EXCHANGE
PRIVILEGE--Telephone
exchanges may be made by
calling DST Systems,
Inc. at (800) 441-7267 before
the close of the NYSE on any
business day the NYSE is
open.


I (we) authorize the Trust's Transfer Agent to act upon telephone or wire instructions from any person to have amounts redeemed from my (our) account in the Trust and:

[ ] WIRED to the bank account designated below. ($5,000 minimum)
    Name of Bank                               Branch

______________________________________________________________________________
    Bank Address

______________________________________________________________________________


______________________________________________________________________________
    Name of Account                            Account Number

______________________________________________________________________________


You will automatically be assigned this privilege unless you instruct the Trust otherwise by checking the box below. Shares may only be exchanged between accounts with identical registrations. Any certificates for shares must be deposited prior to any exchange of such shares. Certain Restrictions apply to this privilege. Please read the Prospectus carefully.

[ ] I do not wish to have Telephone Exchange Privilege.

--------------------------------------------------------------------------------

OTHER SERVICES

READ THE PROSPECTUS FOR
FURTHER DETAILS ON RIGHTS
OF ACCUMULATION AND
LETTERS OF INTENT, OR
CALL (800) 441-7267

FIVE PERCENT OF THE DOLLAR
AMOUNT OF THE LETTER OF
INTENT WILL BE HELD IN
ESCROW UNTIL THE INTENDED
PURCHASE HAS BEEN
COMPLETED.

[ ]  RIGHTS OF ACCUMULATION
     I apply for reduced sales charges, subject to the Transfer Agent's confirmation of the following eligible holdings:

        Fund              Shareholder Registration            Account No.
        ----              ------------------------            -----------

___________________     _______________________________    __________________

___________________     _______________________________    __________________

[ ]  LETTER OF INTENT (Class A only)
     I intend to invest over a 13-month period beginning _____________________
     [ ] $100,000     [ ] $250,000      [ ] $500,000
     [ ] $750,000     [ ] $1,000,000 or over

     Existing account information:

        Fund              Shareholder registration            Account No.
        ----              ------------------------            -----------

___________________     _______________________________    __________________

___________________     _______________________________    __________________


--------------------------------------------------------------------------------


-----
   44

--------------------------------------------------------------------------------


CERTIFICATION AND
SIGNATURE


Cross out (2) if it is not
correct.


All Co-owners must sign if
the account is held by
Co-owners.


The account owners or their representatives certify that they have the power and authority to establish this account and select the privileges requested, subject to the terms outlined in the Prospectus. Atlas Holdings Group, Inc. or any subsidiary, affiliate or agent or their officers, directors or employees will not be liable for any loss, expense or cost for acting upon any instructions or inquiries believed genuine. The account owners certify that the current Prospectus for the Trust selected has been received and read and that the authorizations hereon shall continue until the Trust receives written notice of a modification signed by all appropriate parties or a termination signed by any party. This account is subject to the terms of the Fund's Prospectus, as amended from time to time, and the terms herein set forth, and subject to acceptance by the Trust and to the laws of California. All terms shall be binding upon the representatives, successors, and assigns of the account owners.


UNDER PENALTIES OF PERJURY, THE UNDERSIGNED HEREBY CERTIFY (1) THAT THE SOCIAL SECURITY OR TAXPAYER I.D. NUMBER ABOVE IS CORRECT AND (2) THAT THE ACCOUNT OWNER IS NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE (A) THE UNDERSIGNED IS EXEMPT FROM BACKUP WITHHOLDING, OR (B) THE UNDERSIGNED HAVE NOT BEEN NOTIFIED OF BEING SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (C) THE I.R.S. HAS PROVIDED NOTIFICATION THAT THE ACCOUNT OWNER IS NO LONGER SUBJECT TO BACKUP WITHHOLDING.


Corporations, trusts and partnerships hereby certify that each of the persons listed below have been duly elected, and are now legally holding the offices set forth opposite his/her name and have the authority to make this authorization. Please print titles with signatures if signing on behalf of a business or trust to establish this account.

All persons signing as representatives warrant as individuals that each person signing is an authorized representative of the account owner, that the account and privileges selected have been duly authorized, that all signatures hereon are genuine and that the persons indicated hereon are authorized to sign. It is understood that the Trust, Astra Fund Distributors Corp. and the Transfer Agent may rely on these authorizations until revoked or amended by written notice delivered by registered mail to the Trust.


THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.


  Authorized Signature                                    Title (if applicable)

______________________________________________________________________________
  Authorized Signature                                    Title

______________________________________________________________________________
  Authorized Signature                                    Title

______________________________________________________________________________

                                              Date

                                              ________________________________
Telephone Number:
Home:  (___)_______________
Other: (___)_______________

--------------------------------------------------------------------------------

FOR DEALER ONLY:
(Please Print)

The undersigned ("Dealer") agrees to all applicable provisions in this Application and the additional Dealer Agreement, guarantees the signature of and representations by the Shareholder, agrees to notify Astra Fund Distributors Corp. of any purchases made under a Letter of Intent or Right of Accumulation, and represents that this Application is properly executed by a signer authorized to guarantee signatures for the Dealer.

                  Dealer's name  ______________________________________________

            Main office address  ______________________________________________

 Authorized signature of dealer  X_____________________________________________

                 Branch Address  ______________________________________________

                           City  _____________ State ________ Zip Code ________

Representative No. and last name ___________________ Telephone Number _________


--------------------------------------------------------------------------------

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   45

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-----
   46

[LOGO]                               ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST
                                                  ADDITIONAL ACCOUNT PRIVILEGES
______________________________________________________________________________
SYSTEMATIC
WITHDRAWAL
PLAN

PLEASE MAIL THE
COMPLETED FORM TO:
   DST Systems, Inc.
   P.O. Box 419174
   Kansas City, MO 64141

If you wish your SWP
payments to be electronically
credited to your bank account,
please attach a voided check.

I (we) authorize the Trust's Transfer Agent, to liquidate shares in and withdraw cash from my account 5 business days prior to the beginning ________________ (month) to provide [ ] Monthly or [ ] Quarterly Systematic Withdrawal Plan payments ("SWP") in the amount of $_____________ ($100 minimum) to the registered shareholder or to the following designated payee:

Full Name/Corporate Name

______________________________________________________________________________
Name of Payee or Payee Bank                       Bank Account Number (if any)

______________________________________________________________________________
Street Address

______________________________________________________________________________
City, State, Zip

______________________________________________________________________________
Authorized Signature(s)


--------------------------------------------------------------------------------

PRE-AUTHORIZED
INVESTMENT PLAN

PLEASE ATTACH A VOIDED
CHECK FOR THIS ACCOUNT

Mail the completed
form to the above
address

I (we) authorize the Trust's Transfer Agent, to draw checks or issue debit instructions on the bank account provided below, beginning on the [ ] 5th and/or [ ] 20th of ___________________ (month) and on the same day each month thereafter in the amount of $_________________ ($100 minimum) to purchase additional shares of the Trust:

Full Name/Corporate Name                          Bank Account Number


______________________________________________________________________________
Name of Bank                                          Branch


______________________________________________________________________________
Address


______________________________________________________________________________
City, State, Zip


______________________________________________________________________________
Authorized Signature(s)

-------------------------------------------------------------------------------

               DETACH HERE AND RETURN THIS TO YOUR BANK IF YOU ARE
                  ESTABLISHING A PRE-AUTHORIZED INVESTMENT PLAN

(AUTHORIZATION TO HONOR CHECKS OR DEBIT INSTRUCTIONS DRAWN BY DST SYSTEMS, INC.,
             ON BEHALF OF ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST
                          FOR AUTOMATIC PURCHASE PLAN)

   Please PRINT

        Name of
      Depositor
   (as shown on
  bank records)_______________________________

           Bank
        Account
         Number_______________________________

           Name
        of Bank_______________________________

        Address
        of Bank_______________________________

City, State and
       Zip Code
        of Bank_______________________________

As a convenience, I (we) hereby request and authorize you to pay and charge to my (our) account checks or debit instructions drawn on my (our) account by DST Systems, Inc., the Trust's Agent and payable to the order of the Trust provided there are sufficient collected funds in said account to pay the same upon presentation. I (we) agree that your rights with respect to each such check or debit instructions shall be the same as if it were a check drawn on you and signed personally by me (us). This authority is to remain in effect until revoked in writing and until you actually receive such notice I (we) agree that you shall be fully protected in honoring any such checks or debit instructions.

I (we) further agree that if any such check or debit instructions be dishonored, whether with or without cause and whether intentionally or inadvertently, you shall be under no liability whatsoever.

Signature(s) of Depositor(s) (signed exactly as shown on bank records)

X_____________________________________________________________________________


X_____________________________________________________________________________


___________________________________________________________ 19________________
Date Signed

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   47

                      [THIS PAGE INTENTIONALLY LEFT BLANK]



-----
   48

                   ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST
                  CONTINGENT DEFERRED SALES CHARGE WAIVER FORM
      (TO BE COMPLETED ONLY IF THE UNDERSIGNED BELIEVES THAT HE IS ENTITLED
              TO A WAIVER OF THE CONTINGENT DEFERRED SALES CHARGE.)


     If you believe you are entitled to a waiver of the Contingent Deferred Sales Charge in accordance with the terms set forth in the prospectus, you must complete this Contingent Deferred Sales Charge Waiver Form and send it to the Trust's Transfer Agent at its address shown herein. The waiver will only be granted upon confirmation of your entitlement.

     Check the item below which the undersigned is relying upon for a waiver of the Contingent Deferred Sales Charge and send any required documents specified therein:

[ ] Redemption is made upon the death or permanent disability of shareholder.
    (Enclose either a certified death certificate or certification of permanent disability (see below), whichever is appropriate).

[ ] Waiver of the fee is hereby requested for the following reason:
    ___________________________________________________________________________

    ___________________________________________________________________________

    ___________________________________________________________________________

    Signature _________________________________________________________________
                      (Exactly as on Account Registration)

    DATE ______________________________________________________________________

    Name(s) ___________________________________________________________________

    ___________________________________________________________________________
                                 (Please Print)

                       MAIL THE COMPLETED WAIVER FORM TO:
                                DST SYSTEMS, INC.
                                 P.O. BOX 419174
                             KANSAS CITY, MO 64141


                            DEFINITION OF DISABILITY

     An individual will be considered disabled if he meets the definition thereof in Section 72(m)(7) of the Internal Revenue Code, which in pertinent part defines a person as disabled if such person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long continued and indefinite duration.


                           CERTIFICATION OF DISABILITY


I ______________________ certify that _________________________________________
      Physician Name                             Investor/Patient

is under the regular care of ____________________________________ and is unable
                                      Licensed Physician

to perform the material duties of his or her regular occupation or employment; or is unable to engage in any substantial gainful activity by reason of a physical or mental impairment which may result in death or be of continued and indefinite duration. Date of Determination of Disability ________________.

Physician Signature _______________________ Date ______________________________

-----
  49

                      [THIS PAGE INTENTIONALLY LEFT BLANK]









------
50

      IMPORTANT INFORMATION REGARDING COMPLETION OF THE SUBSTITUTE FORM W-9
---------------------------

     The Fund, and other payers, must, according to IRS regulations, withhold 20% of reportable dividends (whether paid or accrued) and redemption payments if a shareholder fails to provide a taxpayer identification number, and a certification that he is not subject to backup withholding in the Substitute Form W-9 included as a part of this Letter of Transmittal.

     (Section references are to the Internal Revenue Code, as amended).

BACKUP WITHHOLDING

You are subject to backup withholding if:

(1) You fail to furnish your taxpayer identification number to the Fund in the manner required, OR

(2) The Internal Revenue Service notifies the Fund that you furnished an incorrect taxpayer identification number, OR

(3) You are notified that you are subject to backup withholding under section 3406(a)(1)(C), OR

(4) For an interest or dividend account opened after December 31, 1983, you fail to certify to the payer that you are not subject to backup withholding under (3) above, or fail to certify your taxpayer identification number.

For payments other than interest or dividends, you are subject to backup withholding only if (1) or (2) above applies.

OBTAINING A NUMBER

If you don't have a taxpayer identification number or you don't know your number, obtain FORM SS-5, application for a Social Security Number Card, or FORM SS-4, application for Employer Identification Number, at the local office of the Social Security Administration or the Internal Revenue Service and apply for a number. Write "applied for" in the space provided for a taxpayer identification number on the application. Circle paragraph 3(b) of the Shareholder Certification section.

WHAT NUMBER TO GIVE

Give the social security number or employer identification number of the record owner of the account. If the account belongs to you as an individual, give your social security number. If the account is in more than one name or is not in the name of the actual owner, see the chart below for guidelines on which number to report in completing the account registration section:

1 List first and circle the name of the person whose number you furnish.

2 Circle the minor's name and furnish the minor's social security number.

3 Circle the ward's, minor's or incompetent person's name and furnish such person's social security number.

4 Show the name of the owner.

5 List first and circle the name of the legal trust, estate, or pension trust.

NOTE: If no name is circled when there is more than one name, the number will be considered to be that of the first name listed.

PENALTIES

(1) PENALTY FOR FAILURE TO FURNISH TAXPAYER IDENTIFICATION NUMBER.--If you fail to furnish your taxpayer identification number to a payer, you are subject to a penalty of $50 for each such failure unless your failure is due to reasonable cause and not to willful neglect.

(2) FAILURE TO REPORT CERTAIN DIVIDEND AND INTEREST PAYMENTS.--If you fail to include any portion of an includible payment for interest, dividends, or patronage dividends in gross income, such failure will be treated as being due to negligence and will be subject to a penalty of 5% on any portion of an underpayment attributable to that failure unless there is clear and convincing evidence to the contrary.

(3) CIVIL PENALTY FOR FALSE INFORMATION WITH RESPECT TO WITHHOLDING.--If you make a false statement with no reasonable basis which results in no imposition of backup withholding, you are subject to a penalty of $500.

(4) CRIMINAL PENALTY FOR FALSIFYING INFORMATION.--Falsifying certifications or affirmations may subject you to criminal penalties including fines and/or imprisonment.

PAYEES EXEMPT FROM BACKUP WITHHOLDING

Certain payees are specifically exempted from backup withholding on ALL payments. Write "exempt payee" after paragraph (3) of the Shareholder Certification section if your account falls into one of the following categories. We will still need your taxpayer identification number.

o  A corporation

o  A financial institution.

o An organization exempt from tax under section 501(a), or an individual retirement plan.

o A registered dealer in securities or commodities registered in the U.S. or a possession of the U.S.

o  A real estate investment trust.

o  A common trust fund operated by a bank under section 584(a).

o  An exempt charitable remainder trust, or a non-exempt trust described in section 4947(a)(1).

o  An entity registered at all times under the Investment Company Act of 1940.

Payments of DIVIDENDS not generally subject to backup withholding include the following:

o  Payments to nonresident aliens subject to withholding under section 1441.

o Payments to partnerships NOT engaged in a trade or business in the U.S. and which have at least one nonresident partner.

PRIVACY ACT NOTICE.--Section 6109 requires most recipients of dividend, interest, or other payments to give taxpayer identification numbers to payers who must report the payments to the IRS. IRS uses the numbers for identification purposes. Payers must be given the numbers whether or not recipients are required to file tax returns. Beginning January 1, 1984, payers must generally withhold 31% of taxable interest, dividend, and certain other payments to a payee who does not furnish a taxpayer identification number to a payer. Certain penalties may also apply.
================================================================================

GUIDELINES FOR DETERMINING                  GIVE THE
PROPER NUMBER                               SOCIAL SECURITY
FOR THIS TYPE OF ACCOUNT:                   NUMBER OF--

1.  An individual's account                 The individual

2.  Two or more individuals (joint          The actual owner of the account or,
    account)                                if combined funds any one of
                                            the individuals(superior1)

3.  Husband and wife (joint account)        The actual owner of the account or,
                                            if joint funds, either person(superior1)

4.  Custodian account to a minor            The minor(superior2)
    (Uniform Gift to Minors Act)

5.  Adult and minor                         The adult or if the minor is the only
                                            contributor, the minor(superior1)

6.  Account in the name of guardian or      The ward, minor, or incompetent
    committee for a designated ward,        person(superior3)
    minor or incompetent person

7.  a. The usual revocable savings trust    The grantor-trustee(superior5)
       account (grantor is also trustee)

    b. So-called trust account that is      The actual owner(superior1)
       not a legal or valid trust under
       state law

8.  Sole proprietorship account             The owner(superior1)


                                            GIVE THE EMPLOYER
                                            IDENTIFICATION
FOR THIS TYPE OF ACCOUNT:                   NUMBER OF--

 9. A valid trust, estate or pension        Legal entity (Do not furnish the
    trust                                   identifying number of the personal
                                            representative or trustee unless the
                                            legal entity itself is not designated in
                                            the account title.)(superior5)

10. Corporate account                       The corporation

11. Religious, charitable, or               The organization
    educational organization account

12. Partnership account held in the         The partnership
    name of the business

13. Association, club or other              The organization
    tax-exempt organization

14. A broker or registered nominee          The broker or nominee

15. Account with the Department of          The public entity
    Agriculture in the name of a
    public entity (such as a State or
    local government, school district,
    or prison) that receives
    agricultural program payments




------
    51

                                                       ASTRA LOGO
===================================          ===================================

750 B Street                                           ASTRA
Suite 2350                                             ALL-AMERICAS
San Diego, California 92101                            GOVERNMENT
                                                       INCOME TRUST

-----------------------------------          -----------------------------------

ASTRA ALL AMERICAS GOVERNMENT                          PROSPECTUS
INCOME TRUST                                           JANUARY 28, 1997


INVESTMENT MANAGER
Astra Management Corporation
750 B Street
Suite 2350
San Diego, California 92101
(619) 238-7100

PRINCIPAL UNDERWRITER
Astra Fund Distributors Corp.
750 B Street
Suite 2350
San Diego, California 92101
(619) 238-7100

SHAREHOLDER SERVICING AGENT
DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141                                 [ART]
(800) 441-7267

TRANSFER AGENT
Investor Fiduciary Trust Company
c/o DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141

CUSTODIAN
PNC Bank, National Association
Airport Business Center
200 Stevens Drive
Lester, Pennsylvania 19113

LEGAL COUNSEL
Jorden Burt Berenson & Johnson LLP
1025 Thomas Jefferson Street, N.W.
Suite 400 East
Washington, DC 20007

AUDITORS
Tait, Weller & Baker
Two Penn Center Plaza
Philadelphia, Pennsylvania 19102


AAG 197 2 AST701047 (Copyright) 1997 Atlas Holdings Group, Inc.

STATEMENT OF ADDITIONAL INFORMATION
JANUARY 28 , 1997


                   ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST

                                  750 B Street
                                   Suite 2350
                           San Diego, California 92101
                                 (800) 219-1080

     Astra All-Americas Government Income Trust (the "Trust") is a non-diversified series of Astra Institutional Trust ("AIT"), an open-end management investment company (mutual fund). The Trust seeks the highest level of current income, consistent with what the Trust's portfolio manager, Astra Management Corporation ("AMC" or the "Manager"), considers to be reasonable investment risk, available through investment in a portfolio of (i) debt securities issued or guaranteed by the governments of the United States and other North and South American countries ("Western Hemisphere Government Securities"), and (ii) investment grade debt instruments (including interests in foreign bank loans) issued by corporations in those countries. These securities and debt instruments are denominated in the U.S. Dollar and the currencies of other North and South American countries.

     Not less than 65% of the Trust's portfolio will consist of Western Hemisphere Government Securities. The Trust will invest not more than 25% of the value of its assets in the Government Securities of Canada or any one Latin American country. The Trust may utilize certain currency-related investment techniques.


     The prospectus for the Trust, dated January 28, 1997 (the "Prospectus"), which provides the basic information you should know before investing in the Trust, may be obtained without charge from the Trust at the address listed above. This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus. It is intended to provide you additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus.

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY............................................   3

INVESTMENT OBJECTIVE AND POLICIES..........................................   3

INVESTMENT RESTRICTIONS....................................................  10

TRUSTEES AND OFFICERS......................................................  11

MANAGEMENT OF THE TRUST....................................................  12

EXECUTION OF PORTFOLIO TRANSACTIONS........................................  14

ADDITIONAL REDEMPTION INFORMATION..........................................  15

PRICE OF THE SHARES IS DETERMINED DAILY....................................  16

SHAREHOLDER SERVICES AND PRIVILEGES........................................  17

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS.......................  17

INVESTMENT RETURN INFORMATION..............................................  22

GENERAL INFORMATION........................................................  24

FINANCIAL STATEMENTS.......................................................  27

                         GENERAL INFORMATION AND HISTORY

     Astra Institutional Trust ("AIT"), an open-end management investment company, was originally formed as Pilgrim State Tax-Free Trust. When originally formed, Pilgrim State Tax-Free Trust, a Massachusetts business trust, had three series: Pilgrim California Tax-Free Fund, Pilgrim Florida Tax-Free Fund and Pilgrim New York Tax-Free Fund. The Declaration of Trust, dated December 16, 1991, was filed with the Commonwealth of Massachusetts on December 23, 1991. Pursuant to a vote of Trustees on July 14, 1993, Pilgrim State Tax-Free Trust changed its name to Pilgrim Institutional Trust ("PIT"). The Amendment to the Declaration of Trust was filed with the Commonwealth of Massachusetts on August 11, 1993. The name change had no ramifications with respect to the investment objective and policies, investment restrictions, or general operations of Pilgrim State Tax-Free Trust. On August 9, 1993, the Trustees of PIT approved the creation of one additional series of PIT: Pilgrim All-Americas Government Income Trust.

     On December 7, 1994, Pilgrim Group Inc. ("PGI"), Pilgrim Management Corporation ("PMC"), Palomba Weingarten, Chairman and Chief Executive Officer of PMC, and certain of PGI's affiliated companies entered into an Acquisition Agreement with Express America Holdings Corporation ("Express America") pursuant to which the Companies sold to Express America certain identified assets of the Companies. Pursuant to the terms of the Acquisition Agreement, Express America did not acquire the assets of Pilgrim All-Americas Government Income Trust. On March 17, 1995, the Trustees approved an amendment to the Declaration of Trust changing the name of PIT to Astra Institutional Trust ("AIT"). The Amendment to the Declaration of Trust was filed with the commonwealth of Massachusetts on April 10, 1995. Effective as of April 10, 1995, Pilgrim All-Americas Government Income Trust changed its name to Astra All-Americas Government Income Trust, a series of AIT. The name change had no ramifications with respect to the investment objectives and policies, investment restrictions, or general operations of Astra All-Americas Government Income Trust.

                        INVESTMENT OBJECTIVE AND POLICIES

     The following discussion pertaining to investments by the Trust supplements the discussion of the investment objective of the Trust set forth in the Prospectus under the heading "How The Trust Works."


     The Trust may invest its assets in Western Hemisphere Government Securities and investment grade corporate debt securities of issuers in North and South American countries. Such corporate debt securities in which the Trust may invest will be considered investment grade or higher (i.e., securities rated at least BBB- by Standard & Poor's Ratings Group ("S&P"), at least Baa3 by Moody's Investors Service, Inc. ("Moody's"), or similar grade ratings by other major rating services or, if not so rated, of equivalent investment quality as determined by the Trust's Manager. Securities rated BBB- by S&P or Baa3 by Moody's are considered to be investment grade, however, securities rated Baa by Moody's are considered to have speculative characteristics. Sustained periods of deteriorating economic conditions or rising interest rates are more likely to lead to a weakening in the issuer's capacity to pay interest and repay principal than in the case of higher-rated securities. A description of ratings by S&P and Moody's is set forth at Appendix A.


     The Trust's Manager will actively manage the Trust's assets in relation to market conditions and general economic conditions in the United States and elsewhere in North and South America, and will adjust the Trust's investments in Western Hemisphere Government Securities based on its perception of which Western Hemisphere Government Securities will best enable the Trust to achieve its investment objective of seeking the highest level of current income consistent with what the Trust's Manager considers to be reasonable investment risk. In this regard, subject to the limitations described above, the percentage of assets invested in a particular country or denominated in a particular currency will vary in accordance with the assessment of the Trust's Manager of the relative yield and appreciation potential of such securities and the relationship of the country's currency to the U.S. Dollar.

U.S. GOVERNMENT SECURITIES.

     U.S. Government Securities include obligations backed by the full faith and credit of the United States Treasury, which include, Treasury bills, notes, and bonds and mortgage participation certificates guaranteed by GNMA. Other U.S. Government securities are instruments not backed by the full faith and credit of the U.S. Government, but instead are backed only by the credit of the agency, instrumentality, Government Sponsored Enterprise ("GSE"), or by the discretionary authority of the U.S. Government to purchase the issuing entity's obligations. A portion of the Trust's assets may be invested in collateralized mortgage obligations or "CMOs."

     Collateralized Mortgage Obligations--General. The Trust may invest in CMOs that are collateralized by mortgage-backed securities issued or guaranteed by agencies, GSEs or instrumentalities of the U.S. Government (e.g., GNMA Certificates, FHLMC Participation Certificates, or FNMA Certificates). CMOs issued by agencies, GSEs or instrumentalities of the U.S. Government are considered U.S. Government Securities in determining compliance with the Trust's percentage of U.S. Government Securities requirements. CMOs backed by FNMA and FHLMC are not supported by the full faith and credit of the U.S. Government; however, their close relationship with the U.S. Government makes them, in the opinion of the Manager, high quality securities with minimal credit risks.

     CMOs are debt obligations issued by a special purpose entity or trust collateralized either by mortgage-backed loans or mortgage pass-through securities (such collateral collectively being called "Mortgage Assets"). Mortgage pass-through securities are securities which provide monthly payments to the certificate holders, consisting of both interest and principal payments, which, in effect, "pass-through" the monthly interest and principal payments made on underlying mortgage loans. Payments of principal and interest on the Mortgage Assets and any reinvestment income thereon provide the funds to pay debt service on the CMOs.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, also referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs (other than any "principal-only" class) on a monthly, quarterly, or semi-annual basis.

     The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. In a common structure, payments of principal (including any prepayments) on the Mortgage Assets are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. The market value of the Trust's debt securities (including mortgage securities) will change in response to interest rate changes and other factors.

     Mortgage securities present investment characteristics that differ from traditional debt securities. The major differences between traditional debt securities and mortgage-backed pass-through securities include the fact that interest payments and principal repayments on such mortgage-backed pass-through securities are made more frequently (usually monthly), and principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. These differences can result in significantly greater price and yield volatility than is the case with traditional debt securities. As a result, if the mortgage-backed securities are purchased at a premium, a prepayment rate that is faster than expected will reduce both the market value and the yield to maturity from that which was anticipated, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if mortgage-backed securities are purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity and market value. In addition, amounts available for reinvestment are likely to be greater during periods of declining interest rates due to increased prepayments and, as a result, are likely to be reinvested at lower interest rates than during periods of rising interest rates. As mentioned above, CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by the Trust would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

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     U.S. Government Guaranteed Mortgage-Related Securities--General. Mortgages
backing the U.S. Government guaranteed mortgage-related securities purchased by the Trust include, among others, conventional 30-year fixed rate mortgages, graduated payment mortgages and 15-year mortgages. All of these mortgages can be used to create pass-through securities. A pass-through security is formed when mortgages are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments adversely impact yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. The Trust may purchase mortgage-related securities at a premium or at a discount. Principal and interest payments on the mortgage-related securities are government guaranteed to the extent described below. Such guarantees do not extend to the value or yield of the mortgage-related securities themselves or of the Trust's shares.

     GNMA Certificates. Certificates of the Government National Mortgage Association ("GNMA Certificates") are mortgage-backed securities, which evidence an undivided interest in a pool or pools of mortgages issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). GNMA Certificates that the Trust purchases are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

     The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the FHA or guaranteed by the VA. The GNMA guarantee is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

     The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Trust has purchased the certificates above par in the secondary market.

     FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 through enactment of Title III of the Emergency Home Finance Act of 1970. Its purpose is to promote development of a nationwide secondary market in conventional residential mortgages.

     FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"), mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal.

     GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the United States.

     FNMA Securities. The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages insured by the FHA.

     FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payments of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the United States.

     Federal Farm Credit System Notes and Bonds. These notes and bonds are issued by acooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government. These notes and bonds are not guaranteed by the U.S. Government.

     Maritime Administration Bonds. These bonds are issued and provided by the Department of Transportation of the U.S. Government and are guaranteed by the U.S. Government.

     FHA Debentures. Such debentures are issued by the FHA and are guaranteed by the U.S. Government.

     Federal Home Loan Bank Notes and Bonds. These notes and bonds are issued by the Federal Home Loan Bank System and are not guaranteed by the U.S. Government.

     Student Loan Marketing Association ("Sallie Mae") Notes and Bonds. Sallie Mae notes and bonds are issued by the Student Loan Marketing Association.

BRADY BONDS.

     "Brady Bonds" are debt securities issued in exchange of outstanding commercial bank loans to Latin American public and private entities in connection with sovereign debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady known as the Brady Plan. Agreements implemented under the Brady Plan are designed to reduce the debt service burden of heavily indebted nations, in exchange for various forms of credit enhancement coupled with economic policy reforms designed to improve the debtor country's ability to service its external obligations. The Brady Plan only sets forth the guiding principles for debt reduction and economic reform, emphasizing that solutions must be negotiated on a case by case basis between debtor nations and their creditors. As a result, the financial packages offered by each country differ.

     Debt reduction is generally carried out through the exchange of outstanding commercial bank debt for various types of bonds, which may include (i) bonds issued at 100% of face value of such debt, (ii) bonds issued at a discount to face value of such debt carrying a floating market rate of interest ("discount bonds"), (iii) bonds bearing a below market rate of interest which increases over time, and (iv) bonds issued in exchange for the advancement of new money by existing lenders. Credit enhancement may take the form of collateralizing principal with U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such bonds. Collateral purchases are financed by the International Monetary Fund ("IMF"), the World Bank and the debtor nation's reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors.

     As a pre-condition to issuing Brady Bonds, debtor nations are generally required to agree to the implementation of certain domestic monetary and fiscal reform with the World Bank or the IMF. Such reforms have included the liberalization of trade and foreign investments, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to improve the debtor's ability to service its external obligations and promote its growth and development.

     Brady Bonds have been issued by Argentina, Brazil, Costa Rica, Ecuador, Mexico, Uruguay and Venezuela and may be issued by other Latin American countries. In excess of $100 billion in aggregate principal amount of Brady Bonds have been issued to date, the largest proportion having been issued by Argentina, Mexico and Venezuela. Several other countries, notably Brazil, Panama and Dominican Republic, are currently negotiating or have reached agreement with their creditors in sovereign debt restructuring that will result in the issuance of Brady Bonds. Brady Bonds are issued in various currencies (primarily the U.S. dollar) and are actively traded in the OTC secondary market for debt of Latin American issuers. Because of the large size of most Brady Bond issuers, Brady Bonds are generally highly liquid instruments.

     The Trust may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated collateralized Brady Bonds, which generally have maturities of up to 30 years and may be fixed rate "par" bonds or floating rate "discount" bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults by Latin American public and private entities with respect to their commercial bank loans, investments in Brady Bonds may be viewed as speculative. In the case of "discount bonds," the collateral for interest is adjusted at regular intervals to allow for changes in interest rates. Brady Bonds issued by Mexico and Venezuela are rated Ba3 and Ba1, respectively, by Moody's. However, investors should recognize that Brady Bonds have been issued only recently, and accordingly they do not have a long payment history.

     Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U. S. Treasury zero coupon bonds (or comparable collateral in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds issued to date have principal repayments at final maturity collateralized by U. S. Treasury zero coupon bonds(or comparable collateral in other currencies) and/or interest coupon payments collateralized on a 14-month rollingforward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

     The Trust is not limited with respect to the percentage of its Brady Bond investments that may be issued by any specific country, except to the extent necessary to satisfy the asset diversification requirement described under "Taxes - United States Federal Income Taxation of the Trust."

ILLIQUID SECURITIES.

     The Trust has adopted the following investment policy which may be changed by the vote of the Board of Trustees:

     The Trust will not invest in illiquid securities if immediately after such investment more than 15% of the Trust's net assets (taken at market value) would be invested in such securities. Although this policy may be changed by the Board of Trustees, in no event will the Trust invest a greater percentage of its assets in illiquid securities than is permitted by applicable SEC interpretations (currently 15%). For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restriction on resale, (b) options purchased by the Trust over-the-counter and the cover for options written by the portfolio over-the-counter and (c) repurchase agreements not terminable within seven days.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

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     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     The Trust may invest up to 10% of its total assets in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors, i.e., they cannot be resold to the general public without registration.

     Rule 144A under the Securities Act allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Trust, however, could affect adversely the marketability of such portfolio securities and the Trust might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has already produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent inception of the PORTAL System sponsored by the National Association of Securities Dealers, Inc., an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers.

     The Manager, acting under the supervision of the Board of Trustees, will monitor the liquidity of restricted securities in the Trust that are eligible for resale pursuant to Rule 144A. In reaching liquidity decisions, the Manager will consider, among other things, the following factors: (1) the frequency of the trades and quotes for the security; (2) the number of dealers making quotations to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) the number of dealers undertaking to make a market in the security; (5) the nature of the security and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (6) any applicable SEC interpretation or position with respect to such type of securities.

OTHER INVESTMENT POLICIES.

     As described in the Prospectus, the Trust may utilize currency related investment techniques to protect against, and potentially benefit from, fluctuations in currency exchange rates. The Trust intends to utilize currency management instruments, including privately negotiated currency-related agreements, as they may become available and are economically advantageous. Additional information on the use, risks and costs of futures contracts, options on futures contracts, options on foreign currencies and the like is set forth at Appendix B.

     Repurchase Agreements. The Trust may enter into "repurchase agreements" pertaining to U.S. Government Securities with creditworthy institutions as determined by the Manager. There is no percentage restriction on the Trust's ability to enter into repurchase agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate which is effective for the period of time the buyer's money is invested in the security and which is related to the current market rate rather than the coupon rate on the purchased security. Such agreements permit the Trust to keep all of its assets at work while retaining "overnight" flexibility in pursuit of longer-term investments. The Trust requires continual maintenance by its Custodian for its account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the resale price and may require physical delivery of such collateral in appropriate circumstances. In the event of a vendor's bankruptcy, the Trust might be delayed in, or prevented from, selling the collateral for the Trust's benefit. The Trustees of AIT have established procedures, which are periodically reviewed by the Trustees, pursuant to which the Manager monitors the creditworthiness of the institutions with which the Trust enters into securities repurchase transactions.

     Lending of Trust Securities. As noted in the Prospectus, the Trust may lend its portfolio securities in order to generate additional income. The Trust may pay reasonable administration and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Trust or the borrower at any time, including when termination is necessary to enable the Trust to be the record owner for each dividend paid by the issuer thereof. The Trust does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

RISK FACTORS

     Political and Economic Risks. Investing in securities of non-U.S. companies may entail additional risks due to the potential political and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Trust could lose its entire investment in any such country.

     In addition, even though opportunities for investment may exist in North and South American countries, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

     Religious, Political and Ethnic Instability. Certain countries in which the Trust may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for wide-spread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Trust's investment in those countries.

     Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets by foreign entities such as the Trust. As illustrations, certain countries require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. The Trust could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

     Currency Fluctuations. Because the Trust under normal circumstances will invest a portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Trust's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Trust's holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Trust's net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Trust. The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

     Although the Trust values its assets daily in terms of U.S. dollars, the Trust does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Trust will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Trust at one rate, while offering a lesser rate of exchange should the Trust desire to sell that currency to the dealer.

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                             INVESTMENT RESTRICTIONS

     The following investment restrictions which have been adopted by the Trust are fundamental and cannot be changed without approval by the vote of a majority of the outstanding voting securities of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). (All policies not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders.)

The Trust may not:

     1. Borrow money, except if after each borrowing there is asset coverage of at least 300% as defined in the 1940 Act. For purposes of this investment restriction, short sales, the entry into currency transactions, options, futures contracts, including those relating to indexes, options on futures contracts or indexes and forward commitment transactions shall not constitute borrowing. In addition, the Trust may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% of its total assets (not including the amount borrowed).

     2. Invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations guaranteed as to principal by the U.S. Government or any of its agencies or instrumentalities.

     3. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with (a) the writing of put and call options, (b) the purchase of securities on a forward commitment or delayeddelivery basis and (c) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     4. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, but the Trust may make margin deposits in connection with transactions in currencies, options, futures and options on futures.

     5. Make short sales of securities, except short sales against-the-box, or maintain a short position.

     6. Underwrite any issue of securities issued by others, except to the extent that the sale of portfolio securities by the Trust may be deemed to be underwriting.

     7. Purchase, hold or deal in real estate or oil and gas interests, although the Trust may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Trust as a result of the ownership of securities.

     8. Invest in commodities except that the Trust may purchase and sell futures contracts, including those relating to securities, currencies, indexes, and options on futures contracts or indexes and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward commitment or delayed-delivery basis.

     9. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it may invest; however, the Trust may lend portfolio securities in an amount not to exceed one-third of the value of the Trust's total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Board of Trustees.

     10. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except as permitted herein and in Investment Restriction Nos. 1, 3, 4 and 8. Obligations under interest rate swaps will not be treated as senior securities for purposes of this restriction so long as they are covered in accordance with applicable regulatory requirements. Other good faith hedging transactions and similar investment strategies will also not be treated as senior securities for purposes of this restriction so long as they are covered in accordance with applicable regulatory requirements and are structured consistent with current staff interpretation.

                              TRUSTEES AND OFFICERS

     Responsibility for management of the Trust is vested in its Board of Trustees. The Trustees in turn appoint officers of the Trust to supervise actively the day-to-day operations of the Trust. The shareholders of the Trust may elect Trustees at any meeting of shareholders called by the Trustees for that purpose. Each Trustee serves during the continuance of the Trust until the earliest of a Trustee's death, resignation or removal until the next meeting of shareholders called for the purpose of electing Trustees.

     The affiliations and principal occupations during the past five years of the Trustees and the principal officers of the Trust are set forth below.


PALOMBA WEINGARTEN, CHAIRMAN OF THE BOARD AND TRUSTEE+ (54)


     9595 Wilshire Boulevard, Beverly Hills, California 90212. Chairman of the Board, Director and Chief Executive Officer of Atlas Holdings Group, Inc., the parent of Astra Fund Distributors Corp. and Astra Management Corp. ("AMC"), the Trust's distributor and investment manager, respectively. Chairman of the Board and Trustee of Astra Global Investment Series, Astra Strategic Investment Series, and Astra Institutional Securities Trust.


FELICE R. CUTLER, TRUSTEE  (59)


     10601 Wilshire Boulevard, 19th Floor, Los Angeles, California 90024. Partner in the law firm of Cutler & Cutler, Los Angeles, California since 1991 and for more than five years prior to 1990 and in the law firm of Dilworth, Paxson, Kalish & Kauffman from 1990 to 1991. Trustee of Astra Strategic Investment Series and Astra Institutional Securities Trust.


GARRY D. PEARSON, TRUSTEE (48)


     150 North Myers Street, Los Angeles, California 90033. Vice President of ColorGraphics, a printing company located in Los Angeles, since January 1996. Formerly, Senior Vice President of George Rice & Sons, a printing company located in Los Angeles, California, from July 1994 to December 1995. Formerly Vice President and Partner in Anderson Lithograph, a printing company located in Los Angeles, California, from 1983 to 1994. Trustee of Astra Global Investment Series, Astra Institutional Securities Trust and Astra Strategic Investment Series.


AL BURTON, TRUSTEE (68)


     2300 Coldwater Canyon, Beverly Hills, California 90210. President of Al Burton Productions from 1992 to present. Executive Producer of First Run Syndication for Castle Rock Entertainment Inc. from 1992 to 1995. Executive Producer-Consultant for Universal Television from 1982 to 1992; Director of Pilgrim America MagnaCap Fund, Inc., Pilgrim America Government Securities Fund, and Pilgrim Regional BankShares Inc.; Trustee of Pilgrim Prime Rate Trust, Astra Global Investment Series, Astra Strategic Investment Series and Astra Institutional Securities Trust.


ROBERT R. WOMACK, JR., PRESIDENT + (33)


     750 B Street, Suite 2350, San Diego, California 92101. President of AMC, Astra Fund Distributors Corp., Astra Strategic Investment Series, Astra Institutional Securities Trust and Astra Global Investment Series. From July 1995 to the present, Portfolio Manager with the Astra Funds. From April to June 1995, Portfolio Manager for Pilgrim America Group. From June 1993 to April 1995, Portfolio Manager for Pilgrim Management Corp. From March 1989 to June 1993, Portfolio Manager for World Savings and Loan Association in Oakland, California.


JOHN R. ELERDING, SENIOR VICE PRESIDENT, SECRETARY, TREASURER AND CHIEF FINANCIAL OFFICER+ (44)


     750 B Street, Suite 2350, San Diego, California 92101. Senior Vice President, Secretary, Treasurer and Chief Financial Officer of AMC and Astra Fund Distributors Corp. Senior Vice President, Secretary, Treasurer and Chief Financial Officer of Astra Global Investment Series, Astra Institutional

     Securities Trust and Astra Strategic Investment Series. From January 1994 to September 1994, Chief Financial Officer at the investment banking firm of Investment Securities Corp. in San Francisco, California. From 1991 to August 1993, investment manager and assistant to the Chief Operating Officer at Robertson Stephens & Company in San Francisco, California.

---------------------
+    Interested person of AIT and the Trust as defined in the 1940 Act.


     The officers and Trustees of AIT, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Trust as of December 31, 1996. The Trustees of the Trust who are not affiliated with or interested persons of AMC may receive fees for attendance at Trustees' meetings, (during the fiscal year ended September 30, 1996, $4,747 was paid in such fees) while officers of the Trust receive no compensation directly from AMC for performing the duties of their offices. However, those officers and Trustees of the Trust who are affiliated with AMC may be considered to have received remuneration indirectly because AMC receives management fees from the Trust.


                             MANAGEMENT OF THE TRUST

Management Agreement


     The Trustees of AIT establish the Trust's investment policies and supervise and review the operations and management of the Trust. For furnishing the Trust with investment advice and investment management services with respect to the Trust's assets, furnishing requisite office space and personnel, and in general supervising and managing the Trust's investments subject to the ultimate supervision and direction of AIT's Trustees, AMC is paid a fee of .65% of the Trust's average daily gross assets. As of September 30, 1996, the Trust's total gross assets were $12,294,217. During the period November 1, 1993 (commencement of operations) to September 30, 1994, and the fiscal years ended September 30, 1995 and 1996, AMC received $131,967, $156,848 and $104,574, respectively, in compensation under its management agreement with the Trust. During the same periods, AMC voluntarily agreed to limit the Trust's aggregate operating expense resulting in waivers of expenses in the amounts of $276,355, $104,678 and $27,287, respectively.


     The Trust pays its own operating expenses, which are not assumed by AMC, including the following: expenses incurred in connection with the issuance, registration and transfer of its shares; fees and costs of its custodian, transfer and shareholder servicing agents; costs of pricing and calculating its daily net asset value and of maintaining its books of account required by the 1940 Act; expenditures in connection with meetings of the Trust's shareholders; salaries of officers and fees and expenses of Trustees who are not employees of or affiliated with AMC; insurance premiums on property or personnel of the Trust which inure to the Trust's benefit; salaries of personnel of the Trust who are involved in maintaining registration of its shares under state securities laws; the cost of preparing and printing reports and proxy statements of the Trust for distribution to its shareholders; preparing and sending prospectuses and statements of additional information to existing shareholders; trade association dues; legal and accounting fees; and fees and expenses of registering and maintaining registration of its shares for sale under Federal and applicable state securities laws.

     AMC will reduce its aggregate fees for any fiscal year, or reimburse the Trust, to the extent required so that the Trust's aggregate expenses do not exceed the most restrictive expense limitation applicable to the Trust under the securities laws or regulations of those states or jurisdictions in which the Trust's shares are registered or qualified for sale.

     The Management Agreement for the Trust is currently in effect until October 29, 1997, and will be continued in effect from year to year thereafter so long as such continuation is approved at least annually (i) by the Trustees of the Trust, or the vote of a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the Trustees who are not interested persons of any party to the Management Agreement cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated at any time, without penalty, by either the Trust or AMC upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

Administrative and Sub-Administrative Agreements


     Administrative services are provided to the Trust by Atlas Holdings Group, Inc. ("Atlas Group") pursuant to an Administration Agreement, dated October 29, 1993 (the "Administration Agreement"). Atlas Group supervises the overall administration of the Trust. Administrative services that Atlas Group provides include supervising the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations, supervising the maintenance of books and records and other general and administrative responsibilities. As compensation for its services thereunder, Atlas Group is paid a fee equivalent to 0.10% per annum of the Trust's average daily net assets. For the period November 1, 1993 (commencement of operations) to September 30, 1994 and the fiscal years ended September 30, 1995 and 1996, the Trust paid $15,035, $21,383 and $16,088, respectively, to Atlas Group (formerly Pilgrim Group, Inc.) pursuant to the Administration Agreement.


     Under a sub-administration agreement between Atlas Group and PFPC Inc. ("PFPC"), PFPC provides certain administrative services to the Trust, subject to the supervision of the Board of Trustees of AIT. Such services include regulatory compliance, assistance in the preparation and filing of post-effective amendments to AIT's registration statement with the Securities and Exchange Commission (the "Commission"), preparation of annual, semi-annual and other reports to shareholders and the Commission, filing of federal and state income tax returns, preparation of financial and management reports, preparation of board meeting materials, preparation and filing of blue sky registrations and monitoring compliance with the amounts and conditions of each state qualification. ^ In consideration of the services provided under the sub-administration agreement, Atlas Group (not the Trust) has agreed to pay PFPC a monthly fee at the annual rate of .07% of the average net assets of the Trust subject to certain minimums, exclusive of out-of-pocket expenses.

The Atlas Group


     AMC is a wholly-owned subsidiary of Atlas Group, a Delaware corporation of which Mrs. Weingarten is the majority stockholder and Chief Executive Officer. AMC also acts as the investment manager to Astra Institutional Adjustable U.S. Government Securities Portfolio, Astra Institutional Adjustable Rate Securities Portfolio (series of Astra Institutional Securities Trust), Astra Short Term Multi-Market Income Fund and Astra Short Term Multi-Market Income Fund II (series of Astra Global Investment Series), all of which are open-end investment companies. As of the date of this Statement of Additional Information, total assets under management of AMC were approximately $110 million.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

     In all purchases and sales of securities for the Trust, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Management Agreement, AMC determines, subject to the instructions of and review by the Trustees of the Trust, which securities are to be purchased and sold by the Trust and which brokers are to be eligible to execute portfolio transactions of the Trust. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless, in the opinion of AMC, a better price and execution can otherwise be obtained by using a broker for the transaction.

     In placing portfolio transactions, AMC will use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable price and execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operations facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the most favorable price and execution available, consideration may be given to those brokers which supply research and statistical information to the Trust and/or AMC, and provide other services in addition to execution services. AMC considers such information, which is in addition to and not in lieu of the services required to be performed by AMC under its agreement with the Trust, to be useful in varying degrees, but of indeterminable value. The placement of portfolio brokerage with broker-dealers who have sold shares of the Trust is subject to rules adopted by the National Association of Securities Dealers, Inc. Provided officers of the Trust are satisfied that the Trust is receiving the most favorable price and execution available, the Trust may also consider the sale of its shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

     While it will continue to be the Trust's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker to execute portfolio transactions for the Trust, the Trust may also give weight to the ability of a broker to furnish brokerage and research services to the Trust or AMC, even if the specific services were not imputed just to the Trust and were useful to AMC in advising other clients. In negotiating commissions with a broker, the Trust may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Trust and AMC to be reasonable in relation to the value of the brokerage and research services provided by such broker, which services either produce a direct benefit to the Trust or assist AMC in carrying out its responsibilities to the Trust. The standard of reasonableness is to be measured in light of AMC's overall responsibilities to the Trust.


     For the period November 1, 1993 (commencement of operations) to September 30, 1994, the fiscal years ended September 30, 1995 and 1996, total brokerage commissions paid by the Trust amounted to $1,430, $0 and $0, respectively. The Trust does not intend to effect any brokerage transaction in its portfolio securities with any broker-dealer affiliated directly or indirectly with AMC, except for any sales of portfolio securities pursuant to a tender offer, in which event AMC will offset against the management fee a part of any tender fees which legally may be received by such affiliated broker-dealer.


     Although investment decisions for the Trust are made independently from those of the other Astra Funds, it is possible that at times identical securities will be selected for purchase or sale by more than one of such funds. However, the position of each fund in the same issuer may vary and the length of time that each fund may choose to hold its investment in the same issuer may likewise vary. To the extent any of these funds seeks to acquire the same security at the same time, one or more of the funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. Similarly, any of the funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security if any of the other funds desires to sell the same security at the same time. If more than one of such funds simultaneously purchases or sells the same security, each day's transaction in such security will be averaged as to price and allocated between such funds in accordance with the total amount of such security being purchased or sold by each of such funds. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as AIT is concerned.

                        ADDITIONAL REDEMPTION INFORMATION

Reinstatement Privilege

     Shares of Class B or Class C may be sold at net asset value, with credit for any contingent deferred sales charges paid on the redeemed Class B or Class C shares to persons who have redeemed their shares of the Class B or Class C within the previous 30 days. The amount of any contingent deferred sales charge related to the prior redemption of Class B shares will be credited to the shareholder's account and reinvested.

     The reinstatement privilege may be used only once per calendar year. In order to exercise this privilege, a written order for the purchase of shares must be received by the Transfer Agent, or be postmarked, within 30 days after the date of redemption. If the shareholder has realized a gain on the redemption, the transaction is taxable and any reinstatement will not alter any applicable Federal capital gains tax. If there has been a loss on the redemption and a subsequent reinstatement pursuant to this privilege, some or all of the loss may not be allowed as a tax deduction depending upon the amount reinstated, although such disallowance is added to the tax basis of the shares acquired upon the reinstatement.

Redemptions

     Payment to shareholders for shares redeemed or repurchased will be made within seven days after receipt by the Transfer Agent of the written request in proper form, except that the Trust may suspend the right of redemption or postpone the date of payment during any period when: (a) trading on the New York Stock Exchange ("Exchange") is restricted as determined by the SEC or the Exchange is closed for reasons other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Trust not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Trust's shareholders. At various times, the Trust may be requested to redeem its shares for which it has not yet received good payment. Accordingly, the Trust may delay the mailing of a redemption check until such time as it determines that it has received good funds for the purchase of the shares being redeemed, which may take up to 15 days or longer.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

Contingent Deferred Sales Charge

     A contingent deferred sales charge will be imposed on any redemption or repurchase of shares of Class B and Class C which reduces the current value of the investor's shares of Class B and Class C to an amount which is lower than the dollar amount of all payments by the investor for the purchase of Class B shares during the preceding four years and Class C shares during the preceding one year. However, no such charge will be imposed to the extent that the net asset value of the shares redeemed does not exceed (a) the current net asset value of shares purchased more than four years (Class B) and one year (Class C) prior to the redemption or repurchase, plus (b) the current net asset value of shares purchased through reinvestment of dividends or distributions, plus (c) increases in the net asset value of the investor's shares above the total amount of payments for the purchase of Trust shares made during the preceding four years in the case of Class B and one year in the case of Class C. Accordingly, investors may redeem, without incurring any contingent deferred sales charge, amounts equal to any net increase in the value of their shares above the amount of their purchase payments made within the past four years in the case of Class B and one year in the case of Class C, and amounts equal to the current value of shares purchased through reinvestment of dividends or distributions. The contingent deferred sales charge will be imposed on any redemptions within four years in the case of Class B and one year in the case of Class C of purchase which are in excess of these amounts. The amount of any contingent deferred sales charge will be paid to or for the account of the Distributor.

Waiver of Contingent Deferred Sales Charge

     No contingent deferred sales charge will be payable in connection with the redemption of shares of the Trust purchased by officers, directors and bona fide full-time employees of the Trust, and with certain exceptions, officers, directors and full-time employees and sales representatives of AMC, the Distributor or affiliated companies thereof (or any trust, pension, profit-sharing or other benefit plan for such persons), broker-dealers having sales agreements with the Distributor, all for their own accounts or for their spouse and children, and employees of such broker-dealer firms (for their own accounts only) and discretionary advisory accounts of AMC (if such purchasers state in writing that the purchases are for their own investment purposes only and the purchaser represents that the shares will not be resold except to the Trust).

     The contingent deferred sales charge is waived or reduced for certain redemptions of shares of the Trust (i) upon the death or permanent disability of a stockholder; (ii) in connection with mandatory distributions from an IRA or other qualified retirement plan; (iii) in connection with redemptions pursuant to the Trust's right to liquidate accounts or charge an annual small account fee; and (iv) upon liquidation or dissolution of the Trust. The contingent deferred sales charge will be waived in the case of a redemption of shares of the Trust following the death or permanent disability of a shareholder if the redemption is made within one year of death or initial determination of permanent disability. The waiver is available for total or partial redemptions of shares of the Trust owned by an individual or an individual in joint tenancy (with rights of survivorship), but only for redemptions of shares of the Trust held at the time of death or initial determination of permanent disability. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from services. The shareholder must notify the Transfer Agent either directly or through the Distributor, at the time of redemption, that the shareholder is entitled to waiver of the contingent deferred sales charge. The waiver will be granted subject to confirmation of the investor's entitlement.

                     PRICE OF THE SHARES IS DETERMINED DAILY

     If the securities owned by the Trust increase in value, the value of the Trust shares which the shareholder owns will increase. If the securities owned by the Trust decrease in value, the value of the shareholder's shares will also decline. As noted in the Prospectus, the net asset value and offering price of shares of the Trust will be determined once each "business day" as of the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time), which is any day on which the Exchange is open for business. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on Saturday or Sunday, respectively.

     The Trust will invest in foreign securities, and as a result, the calculation of the Trust's net asset value may not take place contemporaneously with the determination of the prices of certain of the portfolio securities used in the calculation. Portfolio securities of the Trust which are traded both on an exchange and in the over-the-counter market will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation. If there is no such reported sale or the valuation is based on the over-the-counter market, the securities will be valued at the last available bid price or at the mean between bid and asked prices, as determined by the Trustees. As of the date of this Statement of

Additional Information, such securities will be valued by the latter method. Securities for which reliable quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith under procedures established by the Board of Trustees of AIT.

     All liabilities incurred or accrued (including written call options) are deducted from the total assets. The resulting net assets are divided by the number of shares of the Trust outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share. For purposes of determining the Trust's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars at the mean of the bid and asked prices of such currencies against the U.S. Dollar last quoted by a major bank which is a regular participant in the institutional foreign exchange markets or on the basis of a pricing service which takes into account the quotes provided by a number of such major banks.

     Orders received by the Trust's Transfer Agent prior to the close of trading on the New York Stock Exchange will be confirmed at the offering price computed as of the close of trading on such Exchange provided the order is received by the Trusts' Transfer Agent prior to 3:00 p.m. (Pacific Time) on that day.

                       SHAREHOLDER SERVICES AND PRIVILEGES

     The Trust's shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional full or fractional shares of the Trust at the net asset value in effect at the reinvestment date. The management of AIT has made arrangements with its Transfer Agent to have all income dividends and capital gains distributions which are declared by the Trust automatically reinvested for the account of each shareholder unless a shareholder elects in writing to the Trust or the Transfer Agent to have such dividends or distribution paid to him in cash. In the absence of such election, each purchase of shares of the Trust is made upon the condition and understanding that the Transfer Agent is automatically appointed to receive the dividends and distributions upon all shares in the shareholder's account and to reinvest them in full and fractional shares of the Trust at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may at any time request that dividends and/or capital gains distributions be paid to him in cash.

     Every shareholder will receive a confirmation of each new transaction in his account, which will also show the total number of Trust shares owned by the shareholder and the number of shares being held in safekeeping by the Transfer Agent for the account of the shareholders and a cumulative record of his account for the entire year. Shareholders may rely on these statements in lieu of certificates. Certificates representing shares of the Trust will not be issued unless the shareholder requests them in writing.

              FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

     The following is only a summary of certain additional tax considerations generally affecting the Trust and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

     Qualification as a Regulated Investment Company. The Trust has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Trust is not subject to Federal income tax on the portion of its net investment income (i.e., its taxable interest, dividends and other taxable ordinary income, net of expenses) and net realized capital gain (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. The Trust will be subject to tax at regular corporate rates on any income or gains that it does not distribute.

     In addition to satisfying the Distribution Requirement, the Trust must: (i) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are ancillary to the Trust's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts), derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (ii) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). Certain foreign currency gains, including those derived from options, futures and forwards, will not be characterized as Short-Short Gain, however, if they are directly related to the Trust's investment in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, the Trust may have to limit the sale of appreciated securities it has held for less than three months. However, the Short-Short Gain Test will not prevent the Trust from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by the Trust at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

     For purposes of determining whether capital gain or loss recognized by the Trust on the disposition of an asset is long-term gain or loss or short-term gain or loss, the holding period of the asset may be affected if (i) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (ii) the asset is otherwise held by the Trust as part of a "straddle," or
(iii) the asset is stock and the Trust grants certain call options with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of is reduced only under clause (i), above.

     Certain debt securities purchased by the Trust may be treated for Federal income tax purposes as having original issue discount. Original issue discount, generally defined as the excess of the stated redemption price at maturity over the issue price, is treated as interest for Federal income tax purposes. Whether or not the Trust actually receives cash, original issue discount income which the Trust is deemed to have earned is subject to the Distribution Requirement. Generally, the amount of original issue discount included in the income of the Trust each year is determined on the basis of a constant yield to maturity that takes into account the compounding of accrued interest.

     In addition, the Trust may purchase debt securities at a discount that exceeds any original issue discount that remained on the securities at the time the Trust purchased the securities. This additional discount represents market discount for income tax purposes. For a debt security purchased after April 30, 1993, which had an original maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Trust elects for all its debt securities having a fixed maturity date of more than one year from the date of issue to include market discount in income in taxable years to which it is attributable). Generally, market discount accrues on a daily basis. The Trust may be required to capitalize, rather than deduct currently, part or all of any net direct interest expense on indebtedness incurred or continued to purchase or carry any debt security having market discount (unless the Trust makes the election to include market discount in income as it accrues).

     At the close of each quarter of its taxable year, at least 50% of the value of the Trust's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Trust has not invested more than 5% of the value of its total assets in securities of such issuer and the Trust does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Trust controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test").

     If for any taxable year the Trust does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the current and accumulated earnings and profits of the Trust. In such event, such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

     Excise Tax on Regulated Investment Companies. A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     U.S. Treasury regulations may permit a regulated investment company, in determining its investment company taxable income and undistributed net capital gain for any taxable year, to treat any capital loss incurred after October 31 as if it had been incurred in the succeeding year. For purposes of the excise tax, a regulated investment company will (i) reduce its capital gain net income by the amount of any net ordinary loss for any calendar year and (ii) exclude foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

     The Trust intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Trust may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

     Currency Fluctuations -- "Section 988" Gains or Losses. Under the Code, the Trust will account for its income and deduction in U.S. dollars and thus may realize gains or losses attributable to fluctuations in exchange rates which occur between the time the Trust accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Trust actually collects such receivables or pays such liabilities. Such gains or losses are generally treated as ordinary income or ordinary loss. Similarly, on a disposition of debt securities denominated in a foreign currency or on a disposition of forward contracts and certain futures contracts and options, the portion of any gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses are referred to under the Code as "Section 988" gains or losses. The recognition of Section 988 gains may increase the amount of income that the Trust must distribute in order to qualify for treatment as a RIC and to prevent application of an excise tax on undistributed income. Alternatively, the recognition of Section 988 losses may affect the taxability of the distributions made by the Trust. For example, if the foreign exchange losses of the Trust were to exceed the Trust's other investment company taxable income during a taxable year, the distributions that were made by the Trust for that taxable year would be recharacterized in whole or in part as a return of capital to shareholders for Federal income tax purposes, rather than as an ordinary dividend, thus reducing each shareholder's basis in his Trust shares. If the amount of such return of capital distributions to any shareholder exceeded his basis for his shares, the excess would be treated as gain from the sale of Trust shares.

     Option, Futures Contracts, and Forward Foreign Currency Contracts. Certain listed options, regulated futures contracts and forward foreign currency contracts are designated as "section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by the Trust at the end of each taxable year will be "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by the Trust on section 1256 contracts other than forward foreign currency contracts will be considered 60% long-term and 40% short-term capital gain or loss unless the Trust elects to have the gain or loss it realizes on these contracts taxed as "section 988" gains or losses. Gain or loss realized by the Trust on forward foreign currency contracts will be treated as section 988 gain or loss and will therefore be characterized entirely as ordinary income or loss, as described above. The Trust can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

     The Treasury Department has the authority to issue regulations that would permit or require the Trust either to integrate a foreign currency hedging transaction with the investment that is hedged and treat the two as a single transaction, or otherwise to treat the hedging transaction in a manner that is consistent with the hedged investment. The regulations recently issued under this authority generally should not apply to the type of hedging transactions in which the Trust intends to engage.

     With respect to over-the-counter put and call options, gain or loss realized by the Trust upon the lapse or sale of such options held by the Trust will be either long-term or short-term capital gain or loss depending upon the Trust's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by the Trust will be treated as short-term capital gain or loss. In general, if the Trust exercises an option, or if an option that the Trust has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

     Gain or loss realized by the Trust on the lapse or sale of put and call options on foreign currencies which are traded over-the-counter or on certain foreign exchanges will be treated as section 988 gain or loss and will therefore be characterized as ordinary income or loss, as described above. The amount of such gain or loss shall be determined by subtracting the amount paid, if any, for or with respect to the option (including any amount paid by the Trust upon termination of an option written by the Trust) from the amount received, if any, for or with respect to the option (including any amount received by the Trust upon termination of an option held by the Trust). In general, if the Trust exercises such an option on a foreign currency, or if such an option that the Trust has written is exercised, gain or loss on the option will be recognized in the same manner as if the Trust had sold the option (or paid another person to assume the Trust's obligation to make delivery under the option) on the date on which the option is exercised, for the fair market value of the option. The foregoing rules will also apply to other put and call options which have as their underlying property foreign currency and which are traded over-the-counter or on certain foreign exchanges to the extent gain or loss with respect to such options is attributable to fluctuations in foreign currency exchange rates.

     Hedging Transactions. Certain hedging transactions which the Trust may undertake may result in "straddles" for U.S. Federal income tax purposes. The straddle rules under the Code may affect the character of gains (or losses) realized by the Trust. In addition, losses realized by the Trust on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Trust of hedging transactions are not entirely clear. The hedging transactions may increase the amount of ordinary income and short-term capital gain realized by the Trust which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed by the Trust to its shareholders and which will be taxed to shareholders of the Trust as ordinary income or long-term capital gain, may be increased or decreased by such hedging transactions. The qualification requirements under the regulated investment company provisions of the Code may limit the extent to which the Trust will be able to engage in transactions in options, futures contracts and forward contracts.

     Buying a Dividend. Investors should be careful to consider the tax implications of purchasing shares just prior to the next dividend date of any ordinary income dividend or capital gain dividend. Those purchasing just prior to an ordinary income dividend or capital gain dividend will be taxable on the entire amount of the dividend received, even though the net asset value per share on the date of such purchase reflected the amount of such dividend.

     Distributions by the Trust that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and will reduce) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of the shareholder's shares, as discussed below.

     Foreign Shareholders. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Trust is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from the Trust is not effectively connected with a U.S. trade or business carried on by the foreign shareholder, ordinary income dividends will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate, if applicable) upon the gross amount of the dividend. Such foreign shareholders would generally be exempt from U.S. Federal income tax on gains realized on the sale of shares of the Trust and on capital gain dividends and amounts retained by the Trust that are designated as undistributed capital gains.


     If the income from the Trust is effectively connected with a U.S. trade or business carried on by a foreign individual or corporate shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Trust will be subject to U.S. Federal income tax at the respective rates applicable to U.S. citizens and residents or domestic corporations.

     In the case of foreign noncorporate shareholders, the Trust may be required to withhold U.S. Federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Trust with proper notification of their foreign status.


     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Trust, including the applicability of foreign taxes.

     Distributions may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Trust.

Effect of Future Legislation; Local Tax Considerations

     The foregoing general discussion of U.S. Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. Federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of federal, state and local tax rules affecting investment in the Trust.

                          INVESTMENT RETURN INFORMATION

     For purposes of quoting and comparing the performance of the Trust to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of total return and yield. Under the rules of the SEC ("SEC Rules"), funds advertising performance must include total return quotes calculated according to the following formula:

                             P (1 + T ) SUP{N}=ERV

     Where:   P = a hypothetical initial payment of $1,000

              T = average annual total return

              n = number of years (1, 5 or 10)

              ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods or a shorter period dating from the effectiveness of the Trust's Registration Statement. In calculating the ending redeemable value, all dividends and distributions by the Trust are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value, including any applicable contingent deferred sales charge. Any recurring account charges that might in the future be imposed by the Trust would be included at that time.

     The Trust may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Trust with other measures of investment return. For example, in comparing the Trust's total return with data published by Lipper Analytical Services, Inc., or with the performance of the Standard & Poor's 500 Stock Index of the Dow Jones Industrial Average, the Trust calculates its aggregate total return for the specified periods of time by assuming the investment of $10,000 in Trust shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Class B and Class C do not, for these purposes, deduct any amount representing contingent deferred sales charges. As appropriate, Class B and Class C will, however, disclose the maximum contingent deferred sales charge and will also disclose that the performance data does not reflect contingent deferred sales charges and that inclusion of contingent deferred sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC Rules.


     For the fiscal year ended September 30, 1996, the average annual compounded rate of return was 17.63%, 16.63% and 18.84% for the Trust's Class A, Class B and Class C Shares, respectively.

     For the period November 1, 1993 (the commencement of operations) to September 30, 1996, the average annual compounded rate of return was 3.11% and 3.40%for the Trust's Class B and Class C Shares, respectively. For the period February 28, 1994 (the commencement of sales of Class A shares) to September 30, 1996, the average annual compound rate of return was 3.05% for the Trust's Class A Shares.


     In addition to the total return quotations discussed above, the Trust may advertise its yield based on a thirty-day (or one month) period ended on the date of the most recent balance sheet included in its Registration Statement, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                    YIELD = 2[({a-b}OVER{cd} + 1) SUP 6 -1]

Where:   a = dividends and interest earned during the period.

         b = expenses accrued for the period (net of reimbursements).

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

         d = the maximum offering price per share on the last day of the period.

     Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (i) computing the yield to maturity of each obligation held by the Trust based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (ii) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation that is in the Trust's portfolio (assuming a month of thirty days), and (iii) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the thirty-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Trust's portfolio. For purposes of "b" above, Rule 12b-1 Plan expenses, as applicable, are included among the expenses accrued for the period. Any amounts representing sales charges will not be included among these expenses; however, the Trust will disclose the maximum sales charge as well as any amount or specific rate of any nonrecurring account charges. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

     The Trust may also from time to time advertise its yield based on a thirty-day period ending on a date other than the most recent balance sheet included in its Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based.

     Any quotation of performance stated in terms of yield (whether based on a thirty-day or one month period) will be given no greater prominence than the information prescribed under SEC Rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


     The yields as of September 30, 1996, based on a 30-day base period for Class A, Class B and Class C were 7.32%, 6.66% and 6.55%, respectively.


                               GENERAL INFORMATION

Underwriting Agreement


     Astra Fund Distributors Corp. ("the Distributor") is the Trust's principal underwriter and distributor. The underwriting agreement between AIT and the Distributor with respect to the distribution of shares of the Trust (the "Underwriting Agreement") is in effect until October 29, 1997, and thereafter continues from year to year if approved at least annually (i) by the Trustees of AIT or by the vote of a majority of the outstanding voting securities of the Trust and (ii) by a majority of the Trustees of AIT who are not parties to the Underwriting Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated without penalty by either party on sixty days' written notice and shall be automatically terminated in the event of its assignment as defined in the 1940 Act. The Distributor is a wholly-owned subsidiary of Atlas Holdings Group, Inc.


     The sales charges retained by the Distributor and the commissions allowing to selling dealers are not expenses of the Trust and have no effect on the net asset value of any of the classes of the Trust's shares.


     During the period November 1, 1993 (the commencement of operations) to September 30, 1996, the Distributor did not receive any commissions on the sale of Class B and Class C Shares.

     For the period of February 28, 1994 (commencement of sales of Class A shares) to September 30, 1996, the Distributor received commissions, after allowance to dealers, in the aggregate of $19 for the sale of Class A shares. During the same period, the Distributor retained nothing (zero) as a retail dealer in the Trust's shares.


Distribution Expenses

     The distribution plans (the "Plans") for the Trust's Class A, Class B and Class C Shares are described in the Prospectus and are designated to meet the requirements of Rule 12b-1 under the 1940 Act. In that regard, the Board of Trustees of AIT has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board, therefore, determined that it will likely benefit the Trust to have monies available for the direct distribution activities of the Distributor in promoting the sale of the Trust's shares. The Board of Trustees, including the non-interested Trustees, concluded that, in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plans will benefit the Trust and its respective shareholders.

     The Plans have been approved by AIT's Board of Trustees, including all of the trustees who are noninterested persons as defined in the 1940 Act, and by the Trust's initial shareholder. The Plans must be renewed annually by AIT's Board of Trustees, including a majority of the trustees who are non-interested persons of AIT and who have no direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the non-interested Trustees. The Plans and any distribution or service agreement may be terminated at any time, without any penalty, by such Trustees or by a vote of a majority of a Trust's outstanding shares on sixty days' written notice. the Distributor or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

     The Plans and any distribution or service agreement may not be amended to increase materially the amount spent for distribution expenses or in any other material way without approval by a majority of the Trust's outstanding shares, and all material amendments to the Plans or any distribution or service agreement shall be approved by the non-interested Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

     The Distributor is required to report in writing to the Board of Trustees of AIT at least quarterly on the monies reimbursed to it under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in connection with the payments made under the Plans in order to enable the Board to make an informed determination of whether the Plans should be continued.


     Pursuant to the Class A Plan, for the fiscal year ended September 30, 1996, the Distributor was reimbursed $446 for distribution costs incurred under the Class A Plan.

     Pursuant to the Class B and Class C Plans, for the fiscal year ended September 30, 1996, the Distributor received daily compensation payments in the amounts of $100,771 and $18,555, respectively. In addition, during the same period, the Distributor received $33,590 and $6,185 in maintenance fees for the Class B and Class C Plans, respectively. As of September 30, 1996, the Trust's Class B Shares had total net assets of $11,303,444 and Uncovered Distribution Charges aggregated $54,771. For the same period, the Trust's Class C Shares had total net assets of $497,125 and Uncovered Distribution Charges aggregated $168,044.


Miscellaneous

     The Agreement and Declaration of Trust, dated December 23, 1991, as amended on August 11, 1993 and April 10, 1995, a copy of which is on file in the office of the Secretary of The Commonwealth of Massachusetts, authorizes the issuance of shares of beneficial interest in AIT without par value. Class A, Class B and Class C shares of the Trust represent an interest in the same assets of the Trust and are identical in all respects except that Class B and Class C shares bear the expenses of higher distribution fees resulting from the deferred sales arrangement and that each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Trust received an order from the Securities and Exchange Commission permitting the issuance and sale of multiple classes of shares on February 25, 1994.

     Each share of the Trust has one vote and shares equally in dividends and distributions when and if declared by the Trustees of AIT and in the Trust's net assets upon liquidation. All shares, when issued, are fully paid and non-assessable. There are no preemptive, conversion, or exchange rights. Shares of AIT do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Trustees can elect all Trustees and the remaining shareholders would not be able to elect any Trustees. As used in the Prospectus, the term "majority vote" means the affirmative vote of (a) more than 50% of the outstanding shares of the Trust or AIT (as appropriate) or (b) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Trust or AIT (as appropriate) are represented at the meeting in person or by proxy, whichever is less.

     The Board of Trustees may classify or reclassify any unissued shares of AIT into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications, of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

     The overall management of the business of AIT is vested with the Trustees. The Trustees approve all significant agreements between AIT and persons or companies furnishing services to AIT. The day-to-day operations of the Trust are delegated to officers of AIT subject to the investment objective and policies of AIT, the general supervision of Trustees, and the applicable laws of The Commonwealth of Massachusetts.

     Generally, there will not be annual meetings of shareholders. Shareholders may remove trustees from office by votes cast at a meeting of shareholders or by written consent.

     Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred. In addition, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involving the conduct of his office. The Declaration of Trust provides for indemnification by AIT of the Trustees and officers of AIT except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of AIT. Such person may not be indemnified against any liability to AIT or the Trust's shareholders to which he would otherwise be subjected by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also authorizes the purchase of liability insurance on behalf of Trustees and officers.

     CUSTODIAN, FOREIGN SUB-CUSTODIAN AND TRANSFER AGENT--The cash and securities owned by AIT are held by PNC Bank, National Association ("PNC Bank"), Lester, Pennsylvania, as custodian, which takes no part in the decisions relating to the purchase or sale of any of the Trust's portfolio securities. With respect to the foreign cash and securities in the Trust's portfolio, the Trust is a party to a sub-custodian agreement between PNC Bank and Chase Manhattan Bank, N.A. DST Systems Inc. acts as the Trust's transfer agent and dividend disbursing agent.

     INDEPENDENT ACCOUNTANTS--The Trust's independent public accountant is Tait, Weller & Baker, Two Penn Center Plaza, Philadelphia, Pennsylvania 19102.

     LEGAL COUNSEL--Certain legal matters for AIT are passed upon by Jorden Burt Berenson & Johnson LLP, 1025 Thomas Jefferson Street, N.W., Suite 400 East, Washington, D.C. 20007.

     OTHER INFORMATION--AIT is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision of the management or policies of AIT. The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC, and copies of such information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

     Investors in the Trust will be kept informed of the status of their investment through periodic reports showing diversification of the Trust's portfolio, statistical data, and other selected data. Financial statements certified by independent public accounts will be submitted to shareholders at least annually. A copy of a current list of investments comprising the Trust's portfolio as of the close of business on the last day of each month may be obtained by written request to the Trust, together with a stamped, self-addressed envelope.

     The Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesman, dealer or other person is authorized to give any information or make any representations other than those contained in the Prospectus.


                             PRINCIPAL SHAREHOLDERS

     As of January 7, 1997, to the knowledge of the Fund, no person of record owned or beneficially owned 5% or more of the Fund's outstanding shares, except Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, Jacksonville, FL 32246-6484 owned of record 275,965,000 shares (17.93% of the outstanding shares).


                              FINANCIAL STATEMENTS


     The audited financial statements of the Trust and notes thereto in the Fund's Annual Report to Shareholders for the fiscal year ended September 30, 1996 are incorporated in this Statement of Additional Information by reference. No other parts of the 1996 Annual Report are incorporated by reference herein. The financial statements included in the 1996 Annual Report have been audited by the Fund's independent auditors, Tait, Weller & Baker, whose reports thereon are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. A copy of the Trust's Annual Report may be obtained without charge by contacting the Trust's Shareholder Servicing Agent at
(800) 441-7267.

                                   APPENDIX A

                                  BOND RATINGS

STANDARD & POOR'S BOND RATINGS


     A Standard & Poor's Ratings Group ("S&P") corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than a debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories.


     Debt rated "BB," "B," "CCC" or "CC" is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "C" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default and payments of interest and/or repayment of principal is in arrears.

     The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S BOND RATINGS

     Excerpts from Moody's description of its corporate bond ratings: Aaa-judged to be the best quality, carry the smallest degree of investment risk; Aa-judged to be of high quality by all standards; A- possess many favorable investment attributes and are to be considered as higher medium grade obligation; Baa considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured and have speculative characteristics as well; Ba, B, Caa, Ca, C- protection of interest and principal payments is questionable; Ba indicated some speculative elements while Ca represents a high degree of speculation and C represents the lowest rated class of bonds; Caa, Ca and C bonds may be in default. Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.

                                   APPENDIX B

                        FUTURES CONTRACTS AND OPTIONS ON
                    FUTURES CONTRACTS AND FOREIGN CURRENCIES

OPTIONS ON U.S. AND FOREIGN GOVERNMENT SECURITIES

     The Trust may write and purchase put and call options on U.S. Government Securities and foreign government securities that are traded on United States and foreign securities.

     The writer of an option has no control when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     Effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Trust investments. If the Trust desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     The Trust will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to purchase the option; the Trust will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to purchase the option. Because increases in the market of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Trust.

     An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Trust would have to exercise the options in order to realize any profit. If the Trust is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market include the following: (i) there may be insufficient trading interest in certain options,
(ii) restrictions may be imposed by a national securities exchange ("Exchange") on opening transactions or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     The Trust may write options in connection with buy-and-write transactions; that is, the Trust may purchase a security and then write a call option against that security. The exercise price of the call the Trust determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-ofthe-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Trust's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Trust's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

     The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Trust's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Trust may elect to close the position or take delivery of the security at the exercise price and the Trust's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money, and in-the-money put options may be used by the Trust in the same market environments that call options are used in equivalent buy-and-write transactions.

     The Trust may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Trust will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

     The Trust may purchase call options to hedge against an increase in the price of securities that the Trust anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Trust upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Trust.

FUTURES CONTRACTS

     The Trust may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices including any index of U.S. Government Securities or foreign government securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Trust will enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass- through mortgage-backed securities and three-month U.S. Treasury Bills. The Trust may also enter into futures contracts which are based on bonds issued by entities other than the U.S. government.

     At the same time a futures contract is purchased or sold, the Trust must allocate treasury bills as an escrow deposit. It is expected that the escrow deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Trust would provide or receive cash that reflects any decline or increase in the contract's value.

     At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

     Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Trust will incur brokerage fees when it purchases or sells futures contracts.

     The purpose of the acquisition or sale of a future contract, in the case of a portfolio, such as the portfolio of the Trust, which holds or intends to acquire fixed-income securities, is to attempt to protect the Trust from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currency. For example, if interest rates were expected to increase, the Trust might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of debt securities owned by the Trust. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the fund would increase at approximately the same rate, thereby keeping the net asset value of the Trust from declining as much as it otherwise would have. The Trust could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Trust to maintain a defensive position without having to sell its portfolio securities.

     Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Trust could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Trust could then buy debt securities on the cash market. To the extent the Trust enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Trust's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the market value of such futures contracts and the aggregate value of the initial escrow and variation margin payments made by the Trust with respect to such futures contracts.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures markets are subject to initial deposit (escrow) and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit (escrow) requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.

     In addition, futures contracts entail risks. Although the Trust believes that use of such contracts will benefit the Trust, if the Manager's investment judgment about the general direction of interest rates is incorrect, the Trust's overall performance would be poorer than if it had not entered into any such contracts. For example, if the Trust has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Trust will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Trust has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. The Trust may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS

     The Trust intends to purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Trust is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Trust will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Trust's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Trust will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Trust intends to purchase. If a put or call option the Trust has written is exercised, the Trust will probably incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Trust's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a future contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Trust may purchase a put option on a futures contract to hedge the Trust's portfolio against the risk of rising interest rates.

     The amount of risk the Trust assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

OPTIONS ON FOREIGN CURRENCIES

     The Trust may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the U.S. Dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. Dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Trust may purchase put options on the foreign currency. If the value of the currency does decline, the Trust will have the right to sell such currency for a fixed amount in U.S. Dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely, where a rise in the U.S. Dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Trust may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Trust deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Trust could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     The Trust may write options on foreign currencies for the same types of hedging purposes. For example, where the Trust anticipates a decline in the U.S. Dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the U.S. Dollar cost of securities to be acquired, the Trust could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Trust to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Trust would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Trust also may be required to lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     The Trust intends to write covered call options on foreign currencies. A call option written on a foreign currency by the Trust is "covered" if the Trust owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Trust has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Trust in cash or liquid high-grade Government Securities in a segregated account with its Custodian.

     The Trust also intends to write call options on foreign currencies that are not covered for crosshedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. Dollar value of a security which the Trust owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Trust collateralizes the option by maintaining in a segregated account with the Trust's Custodian, cash or liquid high-grade Government

Securities in an amount not less than the value of the underlying foreign currency in U.S. Dollars marked to market daily.

ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS
FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

     Unlike transactions entered into by the Trust in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Trust to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     In addition, options on U.S. Government Securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     List all financial statements and exhibits filed as part of the Registration Statement.

     (a)  Financial Statements

         In Part A:        Financial Highlights.


         In Part B:        Audited Financial Statements and Report of
                           Independent Certified Public Accountants for Astra
                           All-Americas Government Income Trust (formerly known as Pilgrim All-Americas Government Income Trust) for the fiscal year ended September 30, 1996 are incorporated herein by reference to Registrant's
                           Annual Report to Shareholders dated September 30,
                           1996 which was filed with, and accepted by, the U.S.
                           Securities and Exchange Commission via EDGAR on Form
                           Type N-30D (with an accession number:
                           0000950115-96-001736) on November 29, 1996.



         In Part C:        None.

     (b)  Exhibits

     1(a) - Agreement and Declaration of Trust.(1)

     1(b) - Amendment to Agreement and Declaration of Trust.(5)

     1(c) - Amendment to Agreement and Declaration of Trust.(7)

     2(a) - By-laws.(1)

     2(b) - Name Change Amendment to By-laws.(8)

     3    - Not applicable.

     4    - Specimen share certificates.(6)

     5(a) - Form of Management Agreement between Pilgrim State Tax-Free Trust and Pilgrim Management Corporation.(2)

     5(b) - Form of Advisory Agreement.(2)

     5(c) - Form of Management Agreement between Pilgrim All-Americas Government
            Income Trust and Pilgrim Management Corporation.(6)

     5(d) - Form of Name Change Amendment to Management Agreement.(8)

     6(a) - Form of Underwriting Agreement between Pilgrim State Tax-Free Trust and Pilgrim Distributors Corp.(2)

     6(b) - Form of Underwriting Agreement between Pilgrim All-Americas
            Government Income Trust and Pilgrim Distributors Corp.(6)

     6(c) - Form of Underwriter's Dealer Agreement.(3)

     6(d) - Form of Name Change Amendment to Underwriting Agreement.(8)

     7    - Not applicable.

     8(a) - Form of Custody Agreement.(2)

     8(b) - Form of Custody Agreement for Pilgrim All-Americas Government Income
            Trust.(6)

     8(c) - Custodian Services Agreement.(8)

     8(d) - Sub-Custodian Agreement.(8)

     9(a) - Form of Transfer Agency Agreement.(2)

     9(b) - Form of Transfer Agency Agreement for Pilgrim All-Americas
            Government Income Trust.(6)

     9(c) - Form of Administration Agreement for Pilgrim State-Tax Free
            Trust.(4)

     9(d) - Form of Administration Agreement for Pilgrim All-Americas Government
            Income Trust.(6)

     9(e) - Form of Name Change Amendment to Administration Agreement.(8)

     9(f) - Form of Sub-Administration Agreement with Astra Institutional
            Trust.(7)

     9(g)  - Sub-Administration Agreement.(8)

     9(h)  - Accounting Services Agreement.(8)

     10    - Consent of Counsel.(9)

     11    - Consent of Independent Public Accountants.(9)

     12    - Not applicable.

     13    - Not applicable.

     14    - Not applicable.

     15(a) - Form of Rule 12b-1 Distribution Plans for Pilgrim State Tax-Free
             Trust.(2)

     15(b) - Form of Rule 12b-1 Distributions Plans for Pilgrim All-Americas
             Government Income Trust.(6)

     15(c) - Forms of Name Change Amendments to Rule 12b-1 Distribution Plans for Class A, Class B and Class C.(8)

     16    - Not applicable.

     17    - Financial Data Schedule.(9)

     18    - Not Applicable.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

     The following information is given as of the date indicated:


                                                       Number of Record Holders
            Title of Class                              as of December 31, 1996
     ------------------------------                     -----------------------
     Astra All-Americas Government Income Trust:

         Class A Shares -                                          40

         Class B Shares -                                         412

         Class C Shares -                                          21


ITEM 27. INDEMNIFICATION

     Incorporated by reference to Post-Effective Amendment No. 1 to this Registration Statement, filed January 29, 1993.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Certain of the officers and directors of the Registrant's investment adviser also serve as officers and/or directors for other Astra investment companies and with Atlas Holdings Group, Inc. and subsidiaries. For additional information, please see Parts A and B.

---------------------

(1) Incorporated herein by reference to Registrant's initial registration statement on Form N-1A, filed December 20, 1991.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1, filed May 21, 1992.

(3) Incorporated herein by reference to Pre-Effective Amendment No. 2, filed December 16, 1992.

(4) Incorporated herein by reference to Post-Effective Amendment No. 1, filed January 29, 1993.

(5) Incorporated herein by reference to Post-Effective Amendment No. 2, filed August 16, 1993.

(6) Incorporated herein by reference to Post-Effective Amendment No. 3, filed October 14, 1993.

(7) Incorporated herein by reference to Post-Effective Amendment No. 6, filed July 18, 1995.


(8) Incorporated herein by reference to Post-Effective Amendment No. 7 filed July 17, 1996.

(9)  Filed herewith

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Astra Fund Distributors Corp., the Registrant's principal underwriter, also serves as principal underwriter for Astra Strategic Investment Series and Astra Global Investment Series.

     (b) The following information is furnished with respect to the officers and directors of Astra Fund Distributors Corp., the Registrant's principal underwriter:


Name and Principal            Positions and Offices                             Positions and Offices
Business Address*             with Principal Underwriter                        with Registrant
-----------------             --------------------------                        ---------------------
Robert R. Womack, Jr.         President                                         President  and  Portfolio
                                                                                Manager

John R. Elerding              Senior Vice President, Treasurer,                 Senior Vice President,
                              Secretary and Chief Financial Officer             Treasurer, Secretary
                                                                                and Chief Financial
                                                                                Officer.

     (c) Not Applicable. The Registrant's principal underwriter is an affiliated person of the Registrant.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant, its Investment Manager or its Shareholder Servicing Agent.

ITEM 31. MANAGEMENT SERVICES

     There are no management-related service contracts not discussed in Parts A and B.

ITEM 32.     UNDERTAKINGS

     (1) Registrant hereby undertakes (a) to assist shareholders with any communications made by them in accordance with the provisions of Section 16 of the Investment Company Act of 1940 and (b) to call a meeting of shareholders, if requested by holders of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the questions of removal of a Trustee or Trustees.

     (2) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

-------------------------
* The principal business address for each of the persons listed is: 750 B Street, Suite 2350, San Diego, California 92101.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Beverly Hills and the State of California, on the 27th day of January, 1997.


                                    ASTRA INSTITUTIONAL TRUST


                                    /s/ Palomba Weingarten
                                    ----------------------------
                                    Palomba Weingarten, Chairman


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signatures                        Title                               Date

/s/ Palomba Weingarten            Chairman of the Board               January 27, 1997
-------------------------         and Trustee
Palomba Weingarten

/s/ Robert R. Womack, Jr.         President                           January 27, 1997
-------------------------
Robert R. Womack, Jr.

/s/ John R. Elerding              Senior Vice President, Chief        January 27, 1997
-------------------------         Financial Officer, Secretary
John R. Elerding                  and Treasurer

/s/ Al Burton                     Trustee                             January 27, 1997
-------------------------
Al Burton

/s/ Felice R. Cutler              Trustee                             January 27, 1997
-------------------------
Felice R. Cutler

/s/ Garry D. Pearson              Trustee                             January 27, 1997
-------------------------
Garry D. Pearson


                                TABLE OF CONTENTS

                                    EXHIBITS

10   - Consent of Counsel

11   - Consent of Independent Public Accountants

17   - Financial Data Schedule